UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number 811-05742

Name of Fund:  BlackRock Funds

BlackRock Money Market Portfolio

BlackRock Municipal Money Market Portfolio

BlackRock New Jersey Municipal Money Market Portfolio

BlackRock North Carolina Municipal Money Market Portfolio

BlackRock Ohio Municipal Money Market Portfolio

BlackRock Pennsylvania Municipal Money Market Portfolio

BlackRock U.S. Treasury Money Market Portfolio

BlackRock Virginia Municipal Money Market Portfolio

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2012

Date of reporting period: 03/31/2012

Item 1 – Report to Stockholders

March 31, 2012

Annual Report

BlackRock FundsSM

▶  BlackRock Money Market Portfolio

▶  BlackRock U.S. Treasury Money Market Portfolio

▶  BlackRock Municipal Money Market Portfolio

▶  BlackRock New Jersey Municipal Money Market Portfolio

▶  BlackRock North Carolina Municipal Money Market Portfolio

▶  BlackRock Ohio Municipal Money Market Portfolio

▶  BlackRock Pennsylvania Municipal Money Market Portfolio

▶  BlackRock Virginia Municipal Money Market Portfolio

Not FDIC Insured ■ No Bank Guarantee ■ May Lose Value

2	BLACKROCK FUNDS	MARCH 31, 2012

Dear Shareholder

Twelve months ago, risk assets were charging forward, only to be met with a sharp reversal in May 2011 when escalating political strife in Greece rekindled fears about sovereign debt problems spreading across Europe. Concurrently, global economic indicators signaled that the recovery had slowed. Confidence was further shaken by the prolonged debt ceiling debate in Washington, DC. On August 5, 2011, Standard & Poor’s made history by downgrading the US government’s credit rating, and turmoil erupted in financial markets around the world. Extraordinary levels of volatility persisted in the months that followed as the European debt crisis intensified. Macro news flow became a greater influence on trading decisions than the fundamentals of the securities traded, resulting in high correlations between asset prices. By the end of the third quarter, equity markets had fallen nearly 20% from their April peak while safe-haven assets such as US Treasuries and gold had rallied to historic highs.

October brought enough positive economic data to assuage fears of a global double-dip recession. Additionally, European leaders began to show progress toward stemming the region’s debt crisis. Investors began to reenter the markets, putting risk assets on the road to recovery. Improving investor sentiment carried over into the first several months of 2012. Debt problems in Europe stabilized as policymakers secured a bailout plan for Greece and completed the nation’s debt restructuring without significant market disruptions. While concerns about slowing growth in China and a European recession weighed on the outlook for the global economy, an acceleration of the US recovery lifted sentiment. Several consecutive months of stronger jobs data signaled solid improvement in the US labor market, a pivotal factor for economic growth. Meanwhile, the European Central Bank revived financial markets with additional liquidity through its long-term refinancing operations. The improving market conditions and generally better-than-expected economic news lured investors still holding cash on the sidelines back to risk assets. Stocks, commodities and high yield bonds rallied through the first two months of the year while rising Treasury yields pressured higher-quality fixed income assets. The rally softened in late March, however, as concerns about slowing growth in China were refueled by negative signals from the world’s second-largest economy. Additionally, concerns over the European debt crisis resurfaced given uncertainty around policies for sovereign debt financing in peripheral countries and rising yields in Portugal and Spain.

Thanks in large part to an exceptionally strong first quarter of 2012, risk assets, including equities and high yield bonds, posted solid returns for the 6-month period ended March 31, 2012. On a 12-month basis, US large-cap stocks and high yield bonds delivered positive results, while small-cap stocks finished in slightly negative territory. International and emerging markets, which experienced significant downturns in 2011, lagged the broader rebound. Fixed income securities experienced mixed results, given recent volatility in yields. US Treasury bonds performed particularly well for the 12-month period; however, an early-2012 sell-off resulted in a negative return for the 6-month period. Municipal bonds staged a solid advance over the past year. Continued low short-term interest rates kept yields on money market securities near their all-time lows.

While markets have improved in recent months, considerable headwinds remain. Europe faces a prolonged recession and the financial situations in Italy, Portugal and Spain remain worrisome. Higher oil and gasoline prices along with slowing growth in China and other emerging-market countries weigh heavily on the future of the global economy. But, we believe that with these challenges come opportunities. We remain committed to working with you and your financial professional to identify actionable ideas for your portfolio. We encourage you to visit www.blackrock.com/newworld for more information.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

“While markets have improved in recent months, considerable headwinds remain.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of March 31, 2012

	6-month	12-month
US large cap equities (S&P 500® Index)	25.89%	8.54%
US small cap equities (Russell 2000® Index)	29.83	(0.18)
International equities (MSCI Europe, Australasia, Far East Index)	14.56	(5.77)
Emerging market equities (MSCI Emerging Markets Index)	19.12	(8.81)
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.01	0.06
US Treasury securities (BofA Merrill Lynch 10- Year US Treasury Index)	(1.05)	14.92
US investment grade bonds (Barclays US Aggregate Bond Index)	1.43	7.71
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.16	12.56
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	12.17	6.43

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the 12-month period ended March 31, 2012

Throughout the 12-month period ended March 31, 2012, the Federal Open Market Committee (“FOMC”) continued to maintain its target range for the federal funds rate at 0.00% to 0.25%. In June 2011, the FOMC completed its program under which it purchased $600 billion of longer-term US Treasury securities for the purpose of keeping interest rates low. Following its August 9, 2011 meeting, the FOMC announced its intention to keep rates low through mid-2013. At its September 21, 2011 meeting, the FOMC noted that recent data indicated that economic growth had remained slow and inflation had moderated since earlier in the year. Considering these conditions, the FOMC announced its intention to extend the average duration of the US Treasury security portfolio by purchasing an additional $400 billion of long-term Treasury bonds and selling an equal amount of short-term Treasury securities before the end of June 2012. Known as “Operation Twist,” this policy action is designed to put downward pressure on long-term interest rates and make overall conditions more accommodative for economic growth. In January 2012, the FOMC indicated that it expects to keep interest rates low through late 2014.

In Europe, the sovereign debt crisis escalated in mid-2011 as fiscal problems spread from the peripheral countries of Greece, Portugal and Ireland to the larger nations of Italy and Spain, and ultimately affected the core European economies of France and Germany. To help support bank liquidity, the US Federal Reserve Bank lengthened the term of its US dollar liquidity swap facilities with the European Central Bank (“ECB”), the Bank of Canada, the Bank of England and the Swiss National Bank to August 1, 2012. Later in the period, the aforementioned central banks along with the Bank of Japan agreed to reduce the interest rate on loans made through US dollar liquidity swap lines by fifty basis points, thus making it less expensive for banks around the world to borrow US dollars.

Towards the end of the period, the ECB expanded its long-term refinancing operations (“LTROs”) by providing euro-zone banks access to loans with maturities of three years against a broader set of eligible collateral. As a result of these three-year allotments, euro-zone banks were able to obtain over one trillion euros of three-year funding. In response to these expanded liquidity facilities, market sentiment improved notably in the first quarter.

London Interbank Offered Rates (“LIBOR”) moved higher by as much as 0.25% from the end of March 2011, mostly in longer-dated LIBOR settings, due in large part to ongoing concerns about European sovereign debt risk. The slope of the LIBOR curve, as measured from one month to one year, steepened to 0.80% at the end of March 2012, from 0.50% one year earlier.

In the short-term tax-exempt market, yields continued to trade at or near historic lows in the 12-month period ended March 31, 2012. Variable rate demand note (“VRDN”) securities make up the largest portion of municipal money market fund holdings. For the 12-month period, new VRDN security issuance was down 25%, while total outstanding VRDN security supply was down 35% at period end from its peak in mid-2008. While the FOMC continued its policy of maintaining low short-term interest rates, reduced supply of VRDN securities coupled with continued strong demand from non-traditional buyers contributed to lower yields. The benchmark Securities Industry and Financial Markets Association (“SIFMA”) Index, which represents the average rate on seven-day, high-quality, tax-exempt VRDN securities (as calculated by Municipal Market Data), averaged 0.15% over the one-year period, as compared to 0.28% for the prior 12 months.

While state and local municipalities have continued to address their budget shortfalls in an effort to improve their fiscal health, austerity measures have contributed to overall note issuance declining nearly 10% over the year. Rates on longer-dated one-year municipal notes declined 18 basis points over the one-year period to 0.20% as of March 31, 2012. This trend may likely continue in 2012 as municipalities look to limit spending further in the face of diminishing stimulus from the federal government.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	BLACKROCK FUNDS	MARCH 31, 2012

Fund Information as of March 31, 2012

BlackRock Money Market Portfolio

BlackRock Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%
Investor B	0.00%	0.00%
Investor C	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Commercial Paper	38%
Certificates of Deposit	26
U.S. Government Sponsored Agency Obligations	13
U.S. Treasury Obligations	10
Municipal Bonds	8
Repurchase Agreements	3
Corporate Notes	1
Closed-End Investment Companies	1

Total	100%

BlackRock U.S. Treasury Money Market Portfolio

BlackRock U.S. Treasury Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Repurchase Agreements	64%
U.S. Treasury Obligations	35
Other Assets Less Liabilities	1

Total	100%

BlackRock Municipal Money Market Portfolio

BlackRock Municipal Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income exempt from Federal income tax as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	84%
Municipal Bonds	12
Municipal Put Bonds	1
Commercial Paper	4
Liabilities in Excess of Other Assets	(1)

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

BLACKROCK FUNDS	MARCH 31, 2012	5

Fund Information (continued) as of March 31, 2012

BlackRock New Jersey Municipal Money Market Portfolio

BlackRock New Jersey Municipal Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, New Jersey state income tax, as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	63%
Municipal Bonds	18
Other Assets Less Liabilities	19

Total	100%

BlackRock North Carolina Municipal Money Market Portfolio

BlackRock North Carolina Municipal Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, North Carolina state income tax, as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	80%
Municipal Bonds	5
Other Assets Less Liabilities	15

Total	100%

BlackRock Ohio Municipal Money Market Portfolio

BlackRock Ohio Municipal Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Ohio state income tax, as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	80%
Municipal Bonds	20

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

6	BLACKROCK FUNDS	MARCH 31, 2012

Fund Information (concluded) as of March 31, 2012

BlackRock Pennsylvania Municipal Money Market Portfolio

BlackRock Pennsylvania Municipal Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Pennsylvania personal income tax, as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	91%
Municipal Bonds	5
Municipal Put Bonds	4

Total	100%

BlackRock Virginia Municipal Money Market Portfolio

BlackRock Virginia Municipal Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Virginia state income tax, as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	86%
Municipal Bonds	6
Other Assets Less Liabilities	8

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

BLACKROCK FUNDS	MARCH 31, 2012	7

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) expenses related to transactions, including sales charges and exchange fees; and (b) operating expenses, including advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples below (which are based on a hypothetical investment of $1,000 invested on October 1, 2011 and held through March 31, 2012) are intended to assist shareholders both in calculating expenses based on an investment in the Funds and in comparing these expenses with similar costs of investing in other mutual funds.

The tables below provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical tables are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[1]			Annualized Expense Ratio
	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During the Period[2]	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During the Period[2]
BlackRock Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$1.40	$1,000.00	$1,023.60	$1.42	0.28%
Service	$1,000.00	$1,000.00	$1.40	$1,000.00	$1,023.60	$1.42	0.28%
Investor A	$1,000.00	$1,000.00	$1.40	$1,000.00	$1,023.60	$1.42	0.28%
Investor B	$1,000.00	$1,000.00	$1.40	$1,000.00	$1,023.60	$1.42	0.28%
Investor C	$1,000.00	$1,000.00	$1.40	$1,000.00	$1,023.60	$1.42	0.28%

BlackRock U.S. Treasury Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$0.45	$1,000.00	$1,024.55	$0.46	0.09%
Service	$1,000.00	$1,000.00	$0.45	$1,000.00	$1,024.55	$0.46	0.09%
Investor A	$1,000.00	$1,000.00	$0.45	$1,000.00	$1,024.55	$0.46	0.09%

BlackRock Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.10	$0.90	$1,000.00	$1,024.10	$0.91	0.18%
Service	$1,000.00	$1,000.10	$0.90	$1,000.00	$1,024.10	$0.91	0.18%
Investor A	$1,000.00	$1,000.10	$0.90	$1,000.00	$1,024.10	$0.91	0.18%

BlackRock New Jersey Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$1.20	$1,000.00	$1,023.80	$1.21	0.24%
Service	$1,000.00	$1,000.00	$1.20	$1,000.00	$1,023.80	$1.21	0.24%
Investor A	$1,000.00	$1,000.00	$1.20	$1,000.00	$1,023.80	$1.21	0.24%

BlackRock North Carolina Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$0.65	$1,000.00	$1,024.35	$0.66	0.13%
Service	$1,000.00	$1,000.00	$0.85	$1,000.00	$1,024.15	$0.86	0.17%
Investor A	$1,000.00	$1,000.00	$0.65	$1,000.00	$1,024.35	$0.66	0.13%

[1]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 366.

[2]

For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).

8	BLACKROCK FUNDS	MARCH 31, 2012

Disclosure of Expenses

Expense Example (concluded)

	Actual			Hypothetical[1]			Annualized Expense Ratio
	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During the Period[2]	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During the Period[2]
BlackRock Ohio Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$0.75	$1,000.00	$1,024.25	$0.76	0.15%
Service	$1,000.00	$1,000.00	$0.80	$1,000.00	$1,024.20	$0.81	0.16%
Investor A	$1,000.00	$1,000.00	$0.80	$1,000.00	$1,024.20	$0.81	0.16%

BlackRock Pennsylvania Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$0.80	$1,000.00	$1,024.20	$0.81	0.16%
Service	$1,000.00	$1,000.00	$0.80	$1,000.00	$1,024.20	$0.81	0.16%
Investor A	$1,000.00	$1,000.00	$0.80	$1,000.00	$1,024.20	$0.81	0.16%

BlackRock Virginia Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$0.80	$1,000.00	$1,024.20	$0.81	0.16%

[1]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 366.

[2]

For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).

BLACKROCK FUNDS	MARCH 31, 2012	9

Schedule of Investments March 31, 2012	BlackRock Money Market Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Yankee – 25.7% (a)
Bank of Montreal, Chicago:
0.15%, 4/10/12	$10,000	$10,000,000
0.16%, 5/02/12	15,000	15,000,000
Bank of Nova Scotia, New York, 0.35%, 7/17/12	15,000	15,000,000
Barclays Bank Plc, New York:
0.50%, 5/16/12	15,000	15,000,000
0.59%, 7/13/12	15,000	15,000,000
Credit Suisse Group A.G., New York, 0.49%, 4/11/12	10,000	10,000,888
Deutsche Bank A.G., New York, 0.48%, 4/30/12	15,000	15,000,000
Mizuho Corporate Bank Ltd., New York, 0.37%, 6/07/12	12,000	12,000,000
National Australia Bank Ltd., New York:
0.49%, 6/18/12	7,300	7,300,000
0.40%, 7/18/12	17,000	17,000,000
0.34%, 8/21/12	10,000	10,000,000
National Bank of Canada, New York, 0.35%, 8/27/12	15,000	15,000,000
Natixis S.A., New York, 0.45%, 5/02/12	20,000	20,000,000
Nordea Bank Finland Plc, New York:
0.46%, 4/09/12	10,000	10,000,000
0.30%, 5/21/12	13,000	13,000,000
Norinchukin Bank, New York, 0.17%, 4/03/12	25,000	25,000,000
Rabobank Nederland N.V., New York:
0.47%, 4/23/12	13,000	13,000,000
0.57%, 9/17/12	21,000	21,000,000
Societe Generale, New York, 0.48%, 5/01/12	27,000	27,000,000
Sumitomo Mitsui Banking Corp., New York:
0.37%, 5/09/12	12,000	12,000,000
0.36%, 6/12/12	20,000	20,000,000
Sumitomo Trust & Banking Co. Ltd., New York:
0.28%, 4/09/12	23,000	23,000,000
0.37%, 6/21/12	15,000	15,000,000
Toronto Dominion Bank, New York, 0.37%, 4/17/12	20,000	20,000,000

Total Certificates of Deposit – 25.7%		375,300,888

Commercial Paper	Par (000)	Value
Barton Capital LLC, 0.43%, 4/12/12 (b)	$10,000	$9,998,686
Bryant Park Funding LLC, 0.16%, 4/04/12 (b)	20,000	19,999,733
Cafco LLC, 0.26%, 5/03/12 (b)	20,000	19,995,378
Cancara Asset Securitisation LLC, 0.21%, 4/02/12 (b)	20,000	19,999,883
CRC Funding LLC, 0.27%, 5/09/12 (b)	10,000	9,997,150
Deutsche Bank Financial LLC:
0.31%, 4/24/12 (b)	15,000	14,997,029
0.44%, 5/08/12 (b)	10,000	9,995,478
DnB NOR Bank ASA, 0.53%, 4/12/12 (b)	15,000	14,997,571
Fairway Finance Co. LLC:
0.27%, 4/13/12 (c)	25,000	25,000,000
0.28%, 6/11/12 (c)	10,000	10,000,000
ING US Funding LLC, 0.49%, 5/18/12 (b)	30,000	29,980,808
Jupiter Securitization Co. LLC, 0.15%, 4/24/12 (b)	15,000	14,998,563
Manhattan Asset Funding Co. LLC, 0.18%, 4/02/12 (b)	7,144	7,143,964
Mizuho Funding LLC:
0.42%, 4/24/12 (b)	12,000	11,996,780
0.43%, 5/08/12 (b)	10,000	9,995,632
0.25%, 5/25/12 (b)	15,000	14,994,375
Mont Blanc Capital Corp., 0.53%, 5/09/12 (b)	19,000	18,989,471
National Australia Funding Delaware, Inc., 0.47%, 7/03/12 (b)	16,000	15,980,573
Nieuw Amsterdam Receivables Corp.:
0.26%, 4/11/12 (b)	15,000	14,998,917
0.21%, 5/01/12 (b)	15,000	14,997,375
0.23%, 5/14/12 (b)	15,000	14,995,879
0.26%, 5/22/12 (b)	10,000	9,996,317
Nordea North America, Inc.:
0.40%, 5/23/12 (b)	5,000	4,997,111
0.60%, 8/07/12 (b)	17,500	17,462,667
Regency Markets No. 1 LLC, 0.20%, 4/25/12 (b)	25,000	24,996,667
Salisbury Receivables Company LLC, 0.22%, 4/20/12 (b)	15,000	14,998,258
Solitaire Funding LLC, 0.41%, 5/08/12 (b)	22,000	21,990,729
State Street Corp., 0.23%, 6/11/12 (b)	20,000	19,990,928
Sumitomo Trust & Banking Co. Ltd., 0.37%, 6/18/12 (b)	15,000	14,987,975
Thames Asset Global Securitization No. 1, Inc.:
0.33%, 4/04/12 (b)	15,000	14,999,587
0.32%, 4/16/12 (b)	10,000	9,998,667
Thunder Bay Funding, Inc., 0.23%, 5/07/12 (b)	4,000	3,999,080
Victory Receivables Corp.:
0.18%, 4/17/12 (b)	2,405	2,404,808
0.16%, 4/18/12 (b)	5,362	5,361,595
0.20%, 4/24/12 (b)	10,000	9,998,722
0.25%, 5/08/12 (b)	15,000	14,996,146

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.	IDRB	Industrial Development Revenue Bonds	RB ROC	Revenue Bonds Reset Option Certificates	TECP	Tax-Exempt Commercial Paper
AMT	Alternative Minimum Tax (subject to)	LOC MB	Letter of Credit Municipal Bonds	SBPA	Stand-by Bond Purchase Agreement	TRAN	Tax Revenue Anticipation Notes
BAN COP	Bond Anticipation Notes Certificates of	PCRB	Pollution Control Revenue Bonds	SPEARS	Short Puttable Exempt Adjustable	VRDN VRDP	Variable Rate Demand Notes Variable Rate Demand
GO	Participation General Obligation Bonds	PUTTERS	Puttable Tax-Exempt Receipts		Receipts		Preferred
IDA	Industrial Development
Authority

See Notes to Financial Statements.

10	BLACKROCK FUNDS	MARCH 31, 2012

Schedule of Investments (continued)	BlackRock Money Market Portfolio (Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value

Westpac Banking Corp.:
0.50%, 7/09/12 (b)	$12,500	$ 12,482,813
0.49%, 8/13/12 (b)	22,000	21,959,874

Total Commercial Paper – 37.7%		549,675,189

Corporate Notes

JPMorgan Chase Bank N.A., 0.60%, 4/19/13 (c)	17,135	17,135,000
Park Village Assisted Living LLC, 0.29%, 4/06/12 (d)	5,955	5,955,000

Total Corporate Notes – 1.6%		23,090,000

Municipal Bonds

Brazos River Harbor Navigation District Brazoria County RB (JT Venture Project) Series 1998 VRDN (JPMorgan Chase Bank N.A. LOC), 0.24%, 4/02/12 (d)	10,400	10,400,000
California Housing Finance Agency Home Mortgage RB Series 2003U AMT VRDN (Fannie Mae LOC, Freddie Mac LOC), 0.17%, 4/06/12 (d)	6,700	6,700,000
California Pollution Control Financing Authority RB (Sierra Pacific Industries Inc. Project) Series 1988 VRDN (Wells Fargo Bank N.A. LOC), 0.22%, 4/06/12 (d)	8,675	8,675,000
Houston Utility System RB (First Lien Water Revenue) Series 2004-B3 VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.16%, 4/06/12 (d)	17,000	17,000,000
Michigan State Housing Development Authority RB Series 2009D VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.18%, 4/06/12 (d)	7,040	7,040,000
New York City GO Series 2003A-3 VRDN (Morgan Stanley Bank LOC), 0.24%, 4/06/12 (d)	10,000	10,000,000
New York City IDA RB (New York Law School Project) Series 2006 VRDN (JPMorgan Chase Bank N.A. LOC), 0.17%, 4/06/12 (d)	9,335	9,335,000
Rhode Island Housing & Mortgage Finance Corp. RB (Groves at Johnston Project) Series 2006 VRDN (Freddie Mac Guaranty), 0.18%, 4/06/12 (d)	26,350	26,350,000
San Francisco City & County COP Municipal Trust Receipts Floaters Series 2010-B001 VRDN (Morgan Stanley Bank SBPA), 0.29%, 4/06/12 (d)(e)(f)	6,000	6,000,000
Savannah College Georgia RB (Art & Design Project) Series 2004 VRDN (Bank of America N.A. LOC), 0.28%, 4/06/12 (d)	5,000	5,000,000
South Central Texas IDRB (Rohr Industries Project) Series 1990 VRDN (Bank One N.A. LOC), 0.17%, 4/06/12 (d)	14,800	14,800,000
Total Municipal Bonds – 8.3%		121,300,000

Closed-End Investment Companies

California – 0.4%
Nuveen California Investment Quality Municipal Fund, Inc. Series 2010-1-956 VRDP (Citibank N.A. Liquidity Facility), 0.31%, 4/06/12 (d)(e)	5,000	5,000,000

Closed-End Investment Companies	Par (000)	Value

New York – 0.5%
Nuveen New York Select Quality Municipal Fund, Inc. Series 2010-1-1648 VRDP (Citibank N.A. Liquidity Facility), 0.31%, 4/06/12 (d)(e)	$7,600	$ 7,600,000

Total Closed-End Investment Companies – 0.9%		12,600,000

U.S. Government Sponsored Agency Obligations

Fannie Mae Discount Notes: (b)
0.16%, 4/02/12	7,593	7,592,966
0.15%, 7/16/12	24,850	24,839,025
Fannie Mae Variable Rate Notes: (c)
0.23%, 7/26/12	11,000	10,999,302
0.27%, 9/17/12	12,200	12,198,858
0.27%, 12/20/12	9,000	8,998,687
Federal Home Loan Bank Bonds, 0.11%, 4/23/12	12,000	11,999,585
Federal Home Loan Bank Discount Notes, 0.10%, 5/23/12 (b)	10,000	9,998,556
Freddie Mac Discount Notes, 0.16%, 8/14/12 (b)	15,000	14,991,000
Freddie Mac Variable Rate Notes: (c)
0.21%, 4/03/12	9,500	9,499,979
0.18%, 11/02/12	15,000	14,994,649
0.30%, 1/24/13	8,000	7,997,369
0.36%, 9/03/13	15,000	14,995,688
0.18%, 9/13/13	36,700	36,667,697

Total U.S. Government Sponsored Agency Obligations – 12.7%		185,773,361

U.S. Treasury Obligations

U.S. Treasury Bills: (b)
0.08%, 5/24/12	4,639	4,638,454
0.10%, 6/28/12	25,000	24,993,889
U.S. Treasury Notes:
4.63%, 7/31/12	17,000	17,254,773
0.38%, 8/31/12	21,000	21,020,508
4.25%, 9/30/12	17,000	17,349,833
0.38%, 10/31/12	12,000	12,015,116
0.50%, 11/30/12	15,000	15,035,477
3.38%, 11/30/12	15,000	15,323,979
1.38%, 2/15/13	12,000	12,121,154
Total U.S. Treasury Obligations – 9.6%		139,753,183

Repurchase Agreements – 3.5%

Deutsche Bank Securities Inc., 0.10%, 4/02/12	50,577	50,577,000

(Purchased on 3/30/12 to be repurchased at $50,577,421, collateralized by various U.S. government sponsored agency obligations, 0.50% to 0.60% due from 11/14/13 to 3/12/14, aggregate par and fair value of $51,496,000 and $51,589,506, respectively)

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2012	11

Schedule of Investments (concluded)	BlackRock Money Market Portfolio (Percentages shown are based on Net Assets)

Value

Total Investments (Cost – $1,458,069,621*) – 100.0%	$1,458,069,621
Liabilities in Excess of Other Assets – (0.0)%	(301,631)

Net Assets – 100.0%	$1,457,767,990

*	Cost for federal income tax purposes.
(a)	Issuer is a US branch of a foreign domiciled bank.
(b)	Rate shown reflects the discount rate at the time of purchase.
(c)	Variable rate security. Rate shown is as of report date.
(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:

Investments:

Short-Term Securities[1]	–	$1,458,069,621	–	$1,458,069,621

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

12	BLACKROCK FUNDS	MARCH 31, 2012

Schedule of Investments March 31, 2012	BlackRock U.S.Treasury Money Market Portfolio (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value

U.S. Treasury Bills: (a)
0.06%, 7/19/12	$3,000	$ 2,999,443
0.08%, 8/02/12	12,000	11,996,673
0.10%, 8/09/12	12,000	11,995,712
0.13%, 8/16/12	8,000	7,996,194
0.10%, 8/23/12	12,000	11,995,340
0.14%, 8/30/12	5,000	4,997,064
0.13%, 9/06/12	5,000	4,997,257
0.15%, 9/20/12	7,000	6,994,983
0.15%, 9/27/12	8,000	7,994,033
0.10%, 11/15/12	5,000	4,996,833
0.17%, 3/07/13	3,300	3,294,702
U.S. Treasury Notes,
0.75%, 5/31/12	5,000	5,005,185
0.63%, 6/30/12	3,000	3,004,002
0.38%, 8/31/12	8,000	8,008,734
1.38%, 9/15/12	3,000	3,016,590
1.38%, 10/15/12	5,000	5,033,346
1.38%, 11/15/12	2,000	2,014,827
1.38%, 3/15/13	3,000	3,033,386

Total U.S. Treasury Obligations – 35.4%		109,374,304

Repurchase Agreements

Barclays Capital, Inc.,
0.07%, 4/02/12 (Purchased on 3/30/12 to be repurchased at $22,570,132, collateralized by U.S. Treasury Note, 1.38% due at 11/30/15, par and fair value of $22,365,800 and $23,021,471, respectively)	22,570	22,570,000
Credit Suisse Securities (USA) LLC,
0.08%, 4/02/12 (Purchased on 3/30/12 to be repurchased at $27,000,180, collateralized by U.S. Treasury Note, 2.00% due at 1/15/16, par and fair value of $21,250,000 and $27,545,821, respectively)	27,000	27,000,000
Deutsche Bank Securities Inc.,
0.05%, 4/02/12 (Purchased on 3/30/12 to be repurchased at $25,000,104, collateralized by U.S. Treasury Note, 4.75% due at 5/15/14, par and fair value of $22,966,300 and $25,500,109, respectively)	25,000	25,000,000
HSBC Securities (USA) Inc.,
0.06%, 4/02/12 (Purchased on 3/30/12 to be repurchased at $14,000,070, collateralized by U.S. Treasury Strip, 0.00% due at 2/15/18, par and fair value of $15,440,000 and $14,282,000, respectively)	14,000	14,000,000
JPMorgan Securities Inc.,
0.06%, 4/02/12 (Purchased on 3/30/12 to be repurchased at $22,000,110, collateralized by U.S. Treasury Strip, 0.00% due at 5/15/25, par and fair value of $32,800,000 and $22,441,760, respectively)	22,000	22,000,000

Repurchase Agreements	Par (000)	Value

Morgan Stanley & Co.,
0.08%, 4/02/12 (Purchased on 3/30/12 to be repurchased at $30,000,200, collateralized by U.S. Treasury Bond, 7.25% due at 8/15/22, par and fair value of $20,619,000 and $30,600,116, respectively)	$30,000	$ 30,000,000
RBS Securities Inc.,
0.07%, 4/02/12 (Purchased on 3/30/12 to be repurchased at $25,000,146, collateralized by U.S. Treasury Note, 2.00% due at 2/15/22, par and fair value of $25,805,000 and $25,504,568, respectively)	25,000	25,000,000
UBS Securities LLC,
0.05%, 4/02/12 (Purchased on 3/30/12 to be repurchased at $32,000,133, collateralized by U.S. Treasury Note, 0.25% due at 1/15/15, par and fair value of $32,828,300 and $32,640,033, respectively)	32,000	32,000,000

Total Repurchase Agreements – 64.0%		197,570,000
Total Investments (Cost – $306,944,304*) – 99.4%		306,944,304
Other Assets Less Liabilities – 0.6%		1,958,118

Net Assets – 100.0%		$308,902,422

*	Cost for federal income tax purposes.
(a)	Rate shown reflects the discount rate at the time of purchase.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2012	13

Schedule of Investments (concluded)	BlackRock U.S. Treasury Money Market Portfolio

The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$306,944,304	–	$ 306,944,304

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

14	BLACKROCK FUNDS	MARCH 31, 2012

Schedule of Investments March 31, 2012	BlackRock Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Arizona – 2.3%
Ak-Chin Indian Community RB Series 2008 VRDN (Bank of America N.A. LOC), 0.23%, 4/06/12 (a)	$1,000	$ 1,000,000
Salt River Pima-Maricopa Indian Community RB Series 2006 VRDN (Bank of America N.A. LOC), 0.23%, 4/06/12 (a)	2,205	2,205,000

		3,205,000
Arkansas – 0.9%
Little Rock Residential Housing & Public Facilities Board Capital Improvement RB (Park Systems Project) Series 2001 VRDN (Bank of America N.A. LOC), 0.34%, 4/06/12 (a)	1,105	1,105,000
Rogers RB Series 2011 MB, 2.00%, 11/01/12	100	100,966

		1,205,966
California – 5.4%
California RB Series 2011A-2 RAN, 2.00%, 6/26/12	3,500	3,513,589
Corona-Norca Unified School District GO Series 2012 TRAN, 2.00%, 12/31/12	300	303,916
Los Angeles County GO Series 2011C TRAN, 2.50%, 6/29/12	200	201,024
Los Angeles GO Series 2011 TRAN, 2.50%, 4/30/12	300	300,514
Sacramento County Sanitation District Financing Authority RB Series 2008D VRDN (Morgan Stanley Bank LOC), 0.20%, 4/02/12 (a)	1,500	1,500,000
Sacramento Unified School District GO Series 2012 TRAN, 2.00%, 10/01/12	500	503,705
San Juan Unified School District GO Series 2012 TRAN, 2.00%, 10/01/12	1,000	1,008,290

		7,331,038
Colorado – 1.5%
Colorado Educational & Cultural Facilities Authority RB (National Jewish Federation Board Project) Series 2005A-6 VRDN (Bank of America N.A. LOC), 0.25%, 4/02/12 (a)	2,000	2,000,000
Connecticut – 2.1%
Connecticut Health & Educational Facilities Authority RB (Yale University Project) Series 2003X-2 VRDN (Yale University Obligor), 0.15%, 4/06/12 (a)	2,900	2,900,000
Delaware – 0.7%
Delaware State Economic Development Authority RB (Peninsula United Methodist Project) Series 2002A MB, 6.38%, 5/01/12	1,000	1,015,206
Florida – 8.5%
Escambia County Health Facilities Authority RB (Azalea Trace Inc. Project) Series 2003B VRDN (TD Bank N.A. LOC), 0.14%, 4/02/12 (a)	10,115	10,115,000
Lee Memorial Health System RB SPEARS Series 2011-1016 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.24%, 4/06/12 (a)(b)(c)	1,200	1,200,000
Pasco County School Board COP Series 2008C VRDN (Bank of America N.A. LOC), 0.29%, 4/06/12 (a)	300	300,000

		11,615,000

Municipal Bonds	Par (000)	Value
Georgia – 3.9%
Georgia Municipal Electric Authority RB Series 2008B-1 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.17%, 4/06/12 (a)	$3,700	$ 3,700,000
Meriwether County IDA RB (Crown Technology LLC Project) Series 2010 AMT VRDN (Federal Home Loan Bank LOC), 0.29%, 4/06/12 (a)	1,560	1,560,000

		5,260,000
Illinois – 4.0%
Chicago Waterworks RB (Second Lien Project) Sub-Series 2000-1 VRDN (JPMorgan Chase & Co. SBPA), 0.20%, 4/02/12 (a)	3,500	3,500,000
Illinois State Toll Highway Authority RB Series 2007A2-A VRDN (Bank of Tokyo-Mitsubishi UFJ LTD LOC), 0.18%, 4/06/12 (a)	1,900	1,900,000

		5,400,000
Indiana – 4.5%
Indiana Finance Authority RB (Hamilton Grove Project) Series 2008A VRDN (Bank of America N.A. LOC), 0.20%, 4/06/12 (a)	2,665	2,665,000
Indiana State Financing Authority RB (Duke Energy Project) Series 2009A-4 VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.21%, 4/02/12 (a)	3,500	3,500,000

		6,165,000
Iowa – 0.7%
Polk County GO Series 2002A MB, 5.00%, 6/01/12	1,000	1,008,042
Kansas – 0.9%
Topeka GO Series 2011A, 1.25%, 10/01/12	1,230	1,235,517
Louisiana – 4.4%
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2008A VRDN (Air Products & Chemicals Guaranty), 0.17%, 4/02/12 (a)	3,000	3,000,000
St. James Parish RB (Nucor Steel LLC Project) Series 2010B-1 VRDN (Nucor Corporation Guaranty), 0.20%, 4/06/12 (a)	3,000	3,000,000

		6,000,000
Maryland – 2.4%
Baltimore County RB (St. Paul’s School for Girls Facility Project) Series 2000 VRDN (Manufacturers and Traders Trust Co. LOC), 0.19%, 4/06/12 (a)	1,055	1,055,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 1999B VRDN (Manufacturers and Traders Trust Co. LOC), 0.19%, 4/06/12 (a)	975	975,000
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.31%, 4/06/12 (a)	1,250	1,250,000

		3,280,000
Michigan – 0.4%
Michigan Strategic Fund RB (Larsen Warden Project) Series 2008 VRDN (Standard Chartered Bank LOC), 0.62%, 4/06/12 (a)	500	500,000

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2012	15

Schedule of Investments (continued)	BlackRock Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Minnesota – 0.1%
Minneapolis Health Care System Revenue Authority RB RBC Municipal Products, Inc. Trust Series 2010E-19 Mandatory Put Bonds (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.26%, 4/02/12 (a)(b)	$100	$ 100,000

Mississippi – 4.3%
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2009F VRDN (Chevron Corp. Guaranty), 0.17%, 4/02/12 (a)	5,600	5,600,000
University of Mississippi Educational Building Corp. RB (Student Housing Construction Project) Series 2011I MB, 2.00%, 10/01/12	235	236,816

		5,836,816

Missouri – 2.7%
Missouri State Health & Educational Facilities Authority RB Series 2009 ROC-RR-II- R-12269 VRDN (Citibank N.A. SBPA), 0.21%, 4/02/12 (a)(b)(c)	1,900	1,900,000
Taney County IDRB (Keeter Heights Project) Series 2006 AMT VRDN (U.S. Bank N.A. LOC), 0.27%, 4/06/12 (a)	1,745	1,745,000

		3,645,000

Nevada – 0.4%
Clark County RB (Apartment Revenue Project) Series 2011A MB, 2.00%, 6/19/12	550	551,665

New Jersey – 1.5%
Burlington County Bridge Commission RB (Soil Waste Project) Series 2011 TECP, 2.00%, 10/10/12	200	201,597
Clark Township GO Series 2012 BAN, 1.25%, 3/22/13	500	503,921
New Jersey Economic Development Authority RB (The Cooper Health System Project) Series 2008A VRDN (TD Bank N.A. LOC), 0.16%, 4/06/12 (a)	300	300,000
Saddle River Borough GO Series 2012 BAN, 1.00%, 3/28/13	1,000	1,005,012

		2,010,530

New York – 4.0%
Nassau County IDA RB (Clinton Plaza Senior Housing Project) Series 2004 VRDN (Fannie Mae Guaranty), 0.28%, 4/06/12 (a)	250	250,000
New York City Trust for Cultural Resources RB (The American Museum Project) Series 2008A-1 VRDN (Bank of America N.A. SBPA), 0.20%, 4/02/12 (a)	1,400	1,400,000
New York Dormitory Authority RB (Beverwyck, Inc. Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.16%, 4/06/12 (a)	1,800	1,800,000
New York Housing Development Corp. RB Series 2006J-1 Mandatory Put Bonds, 0.35%, 7/13/12 (a)	950	950,000
New York State Housing Finance Agency RB (160 W. 62nd Street Project) Series 2011 VRDN (Wells Fargo Bank N.A. LOC), 0.15%, 4/06/12 (a)	1,000	1,000,000

		5,400,000

Municipal Bonds	Par (000)	Value

North Carolina – 0.5%
Catawba County RB Series 2011 MB:
2.00%, 4/02/12	$200	$ 200,000
2.00%, 10/01/12	100	100,833
University of North Carolina System RB (North Carolina Agricultural and Technical State University Project) Series 2011C MB, 2.00%, 10/01/12	425	428,517

		729,350

Ohio – 6.8%
Columbus Regional Airport Authority RB (Capital Funding Pooled Financing Program Project) Series 2004A VRDN (U.S. Bank N.A. LOC), 0.19%, 4/06/12 (a)	4,540	4,540,000
Marysville GO (Wastewater Treatment System Project) Series 2011, 1.13%, 5/31/12	200	200,155
Ohio GO (Highway Capital Improvement & Buckeye Savers Bond Project) Series 2007 MB, 5.00%, 5/01/12	100	100,381
Ohio Higher Educational Facility RB (Cleveland Clinic Project) Series 2008B-4 VRDN (Cleveland Clinic Health System Obligor), 0.20%, 4/02/12 (a)	1,500	1,500,000
Ohio State Water Development Authority RB (Water Development Fresh Water Project) Series 2009A MB, 5.00%, 6/01/12	500	503,982
Trumbull County Health Care Facilities RB Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.19%, 4/06/12 (a)	2,430	2,430,000

		9,274,518

Oregon – 1.1%
Eugene RB Series 2003 MB, 4.00%, 8/01/12	1,500	1,518,470

Pennsylvania – 8.9%
Berks County IDRB (Zenith Properties LP Project) Series 2006 VRDN (Wells Fargo Bank N.A. LOC), 0.40%, 4/06/12 (a)	5,720	5,720,000
Delaware County IDRB (Resource Recovery Facility Project) Series 1999G VRDN (General Electric Capital Corp. Guaranty), 0.15%, 4/06/12 (a)	2,700	2,700,000
Delaware County IDRB (Resource Recovery Facility Project) Series 2005G VRDN (General Electric Capital Corp. Guaranty), 0.14%, 4/06/12 (a)	2,400	2,400,000
Delaware County IDRB (Scott Paper Co. Project) Series 1984A VRDN (Kimberly Clark Tissue Co. Corporate Guaranty), 0.17%, 4/06/12 (a)	1,300	1,300,000

		12,120,000

Tennessee – 1.4%
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB (Ascension Health Credit Group Project) Series 2001B-1 VRDN (Ascension Health System Obligor), 0.28%, 10/26/12 (a)	1,200	1,200,000
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.32%, 4/06/12 (a)	775	775,000

		1,975,000

See Notes to Financial Statements.

16	BLACKROCK FUNDS	MARCH 31, 2012

Schedule of Investments (concluded)	BlackRock Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas – 2.4%
Gulf Coast Waste Disposal Authority Environmental Facilities RB (Air Products & Chemicals Project) Series 2004 AMT VRDN (Air Products & Chemicals Guaranty), 0.15%, 4/06/12 (a)	$2,300	$ 2,300,000
Harris County Health Facilities Development Corp. RB (Baylor College Medicine Project) Series 2007B VRDN (JPMorgan Chase Bank N.A. LOC), 0.20%, 4/02/12 (a)	945	945,000

		3,245,000
Utah – 3.8%
Salt Lake City RB (Spring Air Project) Series 2003 AMT VRDN (U.S. Bank N.A. LOC), 0.21%, 4/06/12 (a)	1,985	1,985,000
Utah GO Municipal Trust Receipts Floaters Series 2009-2987 VRDN (Morgan Stanley Bank SBPA), 0.34%, 4/06/12 (a)(b)(c)	3,050	3,050,000
Utah GO Series 2009C MB, 2.00%, 7/02/12	130	130,551

		5,165,551
Virginia – 1.0%
Fairfax County IDA RB (Inova Health Systems Project) Series 2010A-1 VRDN (Inova Health System Obligated Group), 0.31%, 10/26/12 (a)	500	500,000
Hampton Roads Sanitation District RB Series 2011 MB, 2.00%, 11/01/12	800	807,813

		1,307,813
Washington – 7.8%
Washington GO (Motor Vehicle Project) Series 2012D-3292 VRDN (Morgan Stanley Bank SBPA), 0.34%, 4/06/12 (a)(b)	300	300,000
Washington GO (Motor Vehicle Project) Series 2012D-3293 VRDN (Morgan Stanley Bank SBPA), 0.34%, 4/06/12 (a)(b)	300	300,000
Washington Health Care Facilities Authority RB (Multicare Health System Project) Series 2007D VRDN (Barclays Bank Plc LOC), 0.19%, 4/02/12 (a)	10,000	10,000,000

		10,600,000
West Virginia – 0.1%
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB (Appalachian Power Co. Project) Series 2008B AMT VRDN (Mizuho Corp. Bank LTD LOC), 0.19%, 4/06/12 (a)	200	200,000
Wisconsin – 4.2%
Wisconsin Economic Authority GO Series 2012 TECP:
0.24%, 4/04/12	4,000	4,000,000
0.22%, 5/17/12	900	900,000
0.21%, 6/05/12	900	900,000

		5,800,000
Wyoming – 2.6%
Wyoming Community Development Authority RB Municipal Trust Receipts Floaters Series 2006-1424-R VRDN (Bank of America N.A. SBPA), 0.36%, 4/06/12 (a)(b)(c)	3,500	3,500,000

Total Municipal Bonds – 96.2%		131,100,482

Closed-End Investment Companies	Par (000)	Value
Multi-State – 4.8%
Nuveen Municipal Advantage Fund, Inc. Series 2010 VRDP (JPMorgan Chase Bank N.A. Liquidity Facility), 0.30%, 4/06/12 (a)(b)	$5,500	$ 5,500,000

Nuveen Municipal Market Opportunities Fund, Inc. Series 2010-3509 VRDP (Deutsche Bank A.G. Liquidity Facility), 0.36%, 4/06/12 (a)(b)	1,000	1,000,000
Total Closed-End Investment Companies – 4.8%		6,500,000
Total Investments (Cost – $137,600,482*) – 101.0%		137,600,482
Liabilities in Excess of Other Assets – (1.0)%		(1,343,684)

Net Assets – 100.0%		$136,256,798

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:

Investments:

Short-Term Securities[1]	–	$137,600,482	–	$137,600,482

[1]	See above Schedule of Investments for values in each state.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2012	17

Schedule of Investments March 31, 2012	BlackRock New Jersey Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey – 65.4%
Burlington County Bridge Commission RB (Soil Waste Project) Series 2011 TECP, 2.00%, 10/10/12	$100	$ 100,798
Butler Borough GO Series 2011 BAN, 1.25%, 8/24/12	126	126,652
Clark Township GO Series 2012 BAN, 1.25%, 3/22/13	500	503,921
Clinton Township GO Series 2012 BAN, 1.00%, 2/01/13	600	602,318
Colts Neck Township GO Series 2012 BAN, 1.25%, 2/26/13	600	604,103
Cresskill Borough GO Series 2012 BAN, 1.00%, 3/08/13	500	501,667
Delaware River Port Authority RB Series 2010B VRDN (Bank of America N.A. LOC), 0.26%, 4/06/12 (a)	2,500	2,500,000
Elmwood Park Borough GO Series 2011 BAN, 1.00%, 8/10/12	500	500,639
Fort Lee Borough GO Series 2011 BAN, 1.00%, 8/16/12	522	522,698
Hopatcong Borough GO Series 2011 BAN, 1.25%, 8/03/12	138	138,283
Kearny GO Series 2011 BAN, 1.25%, 6/28/12	925	925,716
Kenilworth Borough GO Series 2011 BAN, 1.00%, 12/14/12	100	100,251
Livingston Township GO Series 2011 BAN, 1.25%, 7/06/12	100	100,159
Lower Township Municipal Utilities Authority RB Series 2011B MB, 2.00%, 9/21/12	1,250	1,258,519
Neptune Township GO Series 2011 BAN, 1.25%, 9/14/12	403	403,742
New Jersey Clipper Tax-Exempt Certificate Trust RB Series 2009-31 VRDN (State Street Bank & Trust Co. Credit Agreement, State Street Bank & Trust Co. SBPA), 0.19%, 4/06/12 (a)(b)	2,900	2,900,000
New Jersey Economic Development Authority RB (Hamilton Industrial Development Project) Series 1998 VRDN (Wells Fargo Bank N.A. LOC), 0.35%, 4/06/12 (a)	950	950,000
New Jersey Economic Development Authority RB (J. James Realty Co. Project) Series 1998 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.35%, 4/06/12 (a)	100	100,000
New Jersey Economic Development Authority RB (Morris Museum Project) Series 2006 VRDN (JPMorgan Chase Bank N.A. LOC), 0.14%, 4/06/12 (a)	2,000	2,000,000
New Jersey Economic Development Authority RB (Nandan Co. Project) Series 2000 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.24%, 4/06/12 (a)	1,420	1,420,000
New Jersey Economic Development Authority RB (Paddock Realty LLC Project) Series 2006 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.35%, 4/06/12 (a)	1,000	1,000,000
New Jersey Economic Development Authority RB (Pennington Montessori School Project) Series 1999 VRDN (Wells Fargo Bank N.A. LOC), 0.30%, 4/06/12 (a)	865	865,000
New Jersey Economic Development Authority RB (School Facilities Construction Project) Series 2011E VRDN (JPMorgan Chase & Co. SBPA), 0.20%, 4/02/12 (a)(b)	1,800	1,800,000

Municipal Bonds	Par (000)	Value

New Jersey (concluded)
New Jersey Economic Development Authority RB (The Cooper Health System Project) Series 2008A VRDN (TD Bank N.A. LOC), 0.16%, 4/06/12 (a)	$3,400	$ 3,400,000
New Jersey Health Care Facilities Financing Authority RB (AHS Hospital Corp. Project) Series 2008B VRDN (Bank of America N.A. LOC), 0.26%, 4/06/12 (a)	3,000	3,000,000
New Jersey Health Care Facilities Financing Authority RB (Recovery Management Systems, Inc. Project) Series 2005 VRDN (TD Bank N.A. LOC), 0.18%, 4/06/12 (a)	1,000	1,000,000
New Jersey Health Care Facilities Financing Authority RB (RWJ Health Care Corp. Project) Series 2002 VRDN (TD Bank N.A. LOC), 0.16%, 4/06/12 (a)	400	400,000
New Jersey Higher Education Assistance Authority Student Loan RBC Municipal Products, Inc. Trust Series 2008L-36 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.23%, 4/06/12 (a)(c)	700	700,000
New Jersey Transportation Trust Fund Authority RB SPEARS (Transportation System Project) Series 2007DB-447 VRDN (Deutsche Bank A.G. SBPA), 0.25%, 4/06/12 (a)(b)(c)	2,745	2,745,000
North Wildwood GO Series 2011 BAN, 1.25%, 12/07/12	1,000	1,002,431
Ocean City GO Series 2011B BAN, 1.25%, 6/22/12	600	600,747
Ringwood Borough GO Series 2011 BAN, 1.00%, 11/02/12	750	751,573
Saddle River Borough GO Series 2012 BAN, 1.00%, 3/28/13	400	402,005
Union County Industrial Pollution Control Financing Authority PCRB (Exxon Mobil Corp. Project) Series 1989 VRDN, 0.07%, 4/02/12 (a)	1,450	1,450,000
Watchung Borough GO Series 2012 BAN, 1.25%, 2/28/13	600	603,963

		35,980,185

Puerto Rico – 4.6%
Commonwealth of Puerto Rico GO Series 2003C5-2 VRDN (Barclays Bank Plc LOC), 0.18%, 4/06/12 (a)	2,500	2,500,000

Total Municipal Bonds – 70.0%		38,480,185

Closed-End Investment Companies

New Jersey – 10.9%
Nuveen New Jersey Investment Quality Municipal Fund, Inc. Series 2010-1-1443 VRDP (Citibank N.A. Liquidity Facility), 0.33%, 4/06/12 (a)(b)	4,000	4,000,000

Nuveen New Jersey Premium Income Municipal Fund, Inc. Series 2010-1-886 VRDP (Citibank N.A. Liquidity Facility), 0.33%, 4/06/12 (a)(b)	2,000	2,000,000

Total Closed-End Investment Companies – 10.9%		6,000,000

Total Investments (Cost – $44,480,185*) – 80.9%		44,480,185
Other Assets Less Liabilities – 19.1%		10,502,447

Net Assets – 100.0%		$54,982,632

*	Cost for federal income tax purposes.

See Notes to Financial Statements.

18	BLACKROCK FUNDS	MARCH 31, 2012

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Money Market Portfolio

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:

Investments:

Short-Term Securities[1]	–	$ 44,480,185	–	$ 44,480,185

[1]	See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2012	19

Schedule of Investments March 31, 2012	BlackRock North Carolina Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina – 80.0%
Charlotte Housing Authority RB (Oak Park Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC), 0.19%, 4/06/12 (a)	$2,500	$ 2,500,000
Charlotte Housing Authority RB (Stonehaven East Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC), 0.19%, 4/06/12 (a)	200	200,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2005B VRDN (US Bank N.A. LOC), 0.14%, 4/02/12 (a)	900	900,000
Mecklenburg County COP Series 2006 VRDN (Branch Banking & Trust Co. SBPA), 0.18%, 4/06/12 (a)	3,500	3,500,000
Mecklenburg County GO Series 2009D VRDN, 0.29%, 10/26/12 (a)	3,790	3,790,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC), 0.18%, 4/06/12 (a)	690	690,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (The Downtown Middle School Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC), 0.18%, 4/06/12 (a)	130	130,000
North Carolina Capital Facilities Finance Agency RB (Aquarium Society Project) Series 2004 VRDN (Bank of America N.A. LOC), 0.27%, 4/06/12 (a)	1,900	1,900,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1992A VRDN, 0.17%, 4/06/12 (a)	2,425	2,425,000
North Carolina Medical Care Commission Health Care Facilities RB (University Health Systems of Eastern Carolina Project) Series 2008A-1 VRDN (Bank of America N.A. LOC), 0.22%, 4/06/12 (a)	645	645,000
North Carolina Medical Care Commission Hospital RB (Moses Cone Health System Project) Series 2001B VRDN (BMO Harris Bank N.A. SBPA), 0.17%, 4/05/12 (a)	400	400,000
North Carolina State Public Improvement GO Series 2002G VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 0.17%, 4/06/12 (a)	400	400,000
North Carolina State University Raleigh RB Series 2003B VRDN (Bayerische Landesbank Girozentrale SBPA), 0.17%, 4/06/12 (a)	2,020	2,020,000
Raleigh Comb Enterprise System RB Series 2006 ROC-RR-II R-645 VRDN (Citibank N.A. SBPA), 0.19%, 4/06/12 (a)(b)(c)	4,500	4,500,000
Raleigh RB (Comb Enterprise System Project) Series 2008B VRDN (Wells Fargo Bank N.A. SBPA), 0.17%, 4/06/12 (a)	2,300	2,300,000
Raleigh RB Series 2009 VRDN, 0.29%, 10/26/12 (a)	915	915,000
South Central Water & Sewer District GO Series 2012 BAN, 1.00%, 10/24/12	2,000	2,006,180
University of North Carolina at Chapel Hill RB Series 2001B VRDN, 0.15%, 4/06/12 (a)	4,200	4,200,000
University of North Carolina at Chapel Hill RB Series 2001B VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 0.18%, 4/02/12 (a)	2,000	2,000,000

		35,421,180

Municipal Bonds	Par (000)	Value
Puerto Rico – 4.7%
Commonwealth of Puerto Rico GO Series 2003C5-2 VRDN (Barclays Bank Plc LOC), 0.18%, 4/06/12 (a)	$1,000	$ 1,000,000
Commonwealth of Puerto Rico GO Series 2007A-2 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA), 0.20%, 4/06/12 (a)	1,100	1,100,000
		2,100,000

Total Investments (Cost – $37,521,180*) – 84.7%		37,521,180
Other Assets Less Liabilities – 15.3%		6,781,378
Net Assets – 100.0%		$44,302,558
*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:

Investments:

Short-Term Securities[1]	–	$37,521,180	–	$ 37,521,180

[1]	See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

20	BLACKROCK FUNDS	MARCH 31, 2012

Schedule of Investments March 31, 2012	BlackRock Ohio Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio - 99.5%
Allen County RB (Catholic Healthcare Project) Series 2008B VRDN (JPMorgan Chase Bank N.A. LOC), 0.20%, 4/02/12 (a)	$1,500	$ 1,500,000
Allen County RB (Catholic Healthcare Project) Series 2010C VRDN (Bank of Nova Scotia LOC), 0.18%, 4/02/12 (a)	2,500	2,500,000
Avon GO Series 2011A BAN, 1.00%, 7/03/12	100	100,147
Avon GO Series 2011B BAN, 1.00%, 7/19/12	1,485	1,487,639
Butler County GO Series 2011 BAN, 0.50%, 8/02/12	2,100	2,100,000
Cleveland Waterworks RB Series 2008Q VRDN (Bank of America N.A. LOC), 0.25%, 4/06/12 (a)	10,000	10,000,000
Cleveland-Cuyahoga County Port Authority RB (Euclid Avenue Housing Corp. Project) Series 2008 VRDN (U.S. Bank N.A. LOC), 0.17%, 4/06/12 (a)	1,700	1,700,000
Cleveland-Cuyahoga County Port Authority RB (Laurel School Project) Series 2008 VRDN (JPMorgan Chase Bank N.A. LOC), 0.21%, 4/02/12 (a)	300	300,000
Franklin County Senior Housing RB (St. George on the Commons Apartments Project) Series 2007 AMT VRDN (Fannie Mae Guaranty), 0.19%, 4/06/12 (a)	915	915,000
Lima RB (Lima Memorial Hospital Project) Series 2007 VRDN (JPMorgan Chase Bank N.A. LOC), 0.23%, 4/06/12 (a)	4,000	4,000,000
Lorain County Port Authority RB (St. Ignatius High School Project) Series 2008 VRDN (U.S. Bank N.A. LOC), 0.19%, 4/06/12 (a)	515	515,000
Lucas County GO Series 2011-1 MB, 1.00%, 7/19/12	105	105,141
Marysville GO (Wastewater Treatment System Project) Series 2011, 1.13%, 5/31/12	150	150,116
Miami County GO Series 2001 BAN, 1.50%, 6/01/12	700	701,162
Miamisburg GO Series 2012 BAN, 1.00%, 3/12/13	1,900	1,908,926
Montgomery County RB (Catholic Health Project) Series 2004B-1 VRDN (Bank of New York Mellon SBPA), 0.18%, 4/06/12 (a)	3,000	3,000,000
North Ridgeville GO (Capital Improvement and Equipment Project) Series 212 BAN, 0.85%, 4/04/13	700	701,386
North Ridgeville GO Series 2011 BAN, 1.00%, 4/10/12	730	730,062
Ohio Air Quality Development Authority RB (Dayton Power & Light Project) Series 2008B VRDN (JPMorgan Chase & Co. LOC), 0.19%, 4/06/12 (a)	2,000	2,000,000
Ohio Air Quality Development Authority RB (Ohio Valley Electric Corp. Project) Series 2009C VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.17%, 4/06/12 (a)	2,700	2,700,000
Ohio Air Quality Development Authority RB (Ohio Valley Electric Corp. Project) Series 2009D VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.18%, 4/06/12 (a)	600	600,000
Ohio GO (Common Schools Project) Series 2005B VRDN (Ohio State SBPA), 0.17%, 4/06/12 (a)	1,455	1,455,000
Ohio GO (Highway Capital Improvement & Buckeye Savers Bond Project) Series 2007 MB, 5.00%, 5/01/12	100	100,381
Ohio Higher Educational Facility RB (Ohio Dominican University Project) Series 2007 VRDN (JPMorgan Chase Bank N.A. LOC), 0.19%, 4/06/12 (a)	900	900,000

Municipal Bonds	Par (000)	Value
Ohio (concluded)
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program Project) Series 2006F AMT VRDN (Citibank N.A. SBPA), 0.26%, 4/06/12 (a)	$1,400	$ 1,400,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program Project) Series 2008H AMT VRDN (Federal Home Loan Bank SBPA), 0.18%, 4/06/12 (a)	5,900	5,900,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program Project) Series 2008 ROC-RR-II- R-11575 VRDN (Citibank N.A. SBPA, Ginnie Mae Guaranty), 0.20%, 4/06/12 (a)(b)(c)	2,000	2,000,000
Ohio RB (Revitalization Project) Series 2011A BAN, 0.35%, 6/01/12	900	900,000
Ohio State Water Development Authority Facilities PCRB (First Energy Nuclear Project) Series 2006B VRDN (Wells Fargo Bank N.A. LOC), 0.20%, 4/02/12 (a)	2,700	2,700,000
Ohio State Water Development Authority PCRB (First Energy Corp. Project) Series 2006A VRDN (UBS A.G. LOC), 0.18%, 4/02/12 (a)	3,100	3,100,000
Shaker Heights GO Series 2011 BAN, 2.00%, 5/07/12	950	951,138
Sharonville GO Series 2011 BAN, 1.13%, 7/12/12	800	801,051
Strongsville GO (Reference Library Project) Series 2011 BAN, 1.25%, 10/25/12	600	603,040
Strongsville GO Series 2011 BAN, 1.25%, 10/25/12	1,200	1,206,080
Trumbull County IDRB (Ellwood Engineered Project) Series 2004 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.26%, 4/06/12 (a)	3,600	3,600,000

Total Investments (Cost - $63,331,269*) - 99.5%		63,331,269
Other Assets Less Liabilities - 0.5%		330,949
Net Assets - 100.0%		$63,662,218

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2012	21

Schedule of Investments (concluded)	BlackRock Ohio Municipal Money Market Portfolio

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$63,331,269	–	$ 63,331,269

[1]	See above Schedule of Investments for values in the state.

See Notes to Financial Statements.

22	BLACKROCK FUNDS	MARCH 31, 2012

Schedule of Investments March 31, 2012	BlackRock Pennsylvania Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania – 97.4%
Allegheny County Hospital Development Authority RB (University of Pittsburgh Medical Center Project) Series 2010B-2 VRDN (Deutsche Bank A.G. LOC), 0.15%, 4/06/12 (a)	$8,850	$ 8,850,000
Allegheny County Hospital Development Authority RB Series 2011A MB, 2.00%, 10/15/12	1,100	1,109,633
Allegheny County Hospital Development Authority RBC Municipal Products, Inc. Trust (University of Pittsburgh Medical Center Project) Series 2010E-16 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.19%, 4/06/12 (a)(b)	2,200	2,200,000
Berks County IDRB (Tray-Pak Corp. Project) Series 2001A AMT VRDN (Wells Fargo Bank N.A. LOC), 0.40%, 4/06/12 (a)	870	870,000
Berks County RB RBC Municipal Products, Inc. Trust Series 2011C-15 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.19%, 4/06/12 (a)(b)	4,000	4,000,000
Blair County IDA RB (Homewood at Martinsburg Project) Series 2004 VRDN (Manufacturers and Traders Trust Co. LOC), 0.21%, 4/06/12 (a)	6,350	6,350,000
Central Bradford Progress Authority RB (Robert Packer Hospital Project) Series 2011 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.19%, 4/06/12 (a)(b)	3,900	3,900,000
Cumberland County Municipal Authority RB (Presbyterian Homes Project) Series 2003B VRDN (Manufacturers and Traders Trust Co. LOC), 0.21%, 4/06/12 (a)	7,880	7,880,000
Delaware County IDRB (Resource Recovery Facility Project) Series 1997G VRDN (General Electric Capital Corp. Guaranty), 0.15%, 4/06/12 (a)	2,750	2,750,000
Delaware County IDRB (Resource Recovery Facility Project) Series 1999G VRDN (General Electric Capital Corp. Guaranty), 0.15%, 4/06/12 (a)	1,100	1,100,000
Delaware County IDRB (Resource Recovery Facility Project) Series 2000-97G VRDN (General Electric Capital Corp. Guaranty), 0.14%, 4/06/12 (a)	3,235	3,235,000
Delaware County IDRB (Resource Recovery Facility Project) Series 2005G VRDN (General Electric Capital Corp. Guaranty), 0.14%, 4/06/12 (a)	5,240	5,240,000
Delaware County IDRB (Resource Recovery Facility Project) Series 2009C VRDN (General Electric Capital Corp. Guaranty), 0.14%, 4/06/12 (a)	700	700,000
Delaware County IDRB (Resource Recovery Facility Project) Series 2011G VRDN (General Electric Capital Corp. Guaranty), 0.14%, 4/06/12 (a)	4,910	4,910,000
Delaware County IDRB (Scott Paper Co. Project) Series 1984A VRDN (Kimberly Clark Tissue Co. Corporate Guaranty), 0.17%, 4/06/12 (a)	1,300	1,300,000
Delaware County RB (Riddle Village Project) Series 2006 VRDN (Bank of America N.A. LOC), 0.20%, 4/06/12 (a)	3,600	3,600,000
Downingtown Area School District RBC Municipal Products, Inc. Trust Series 2010E-13 VRDN (Royal Bank of Canada SBPA), 0.19%, 4/06/12 (a)(b)	4,830	4,830,000

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Emmaus General Authority RB (Local Government Project) Series 1989H-22 VRDN (U.S. Bank NA LOC), 0.20%, 4/06/12 (a)	$1,000	$ 1,000,000
Emmaus General Authority RB Series 1989F-24 VRDN (U.S. Bank N.A. LOC), 0.20%, 4/06/12 (a)	1,100	1,100,000
Emmaus General Authority RB Series 1996 VRDN (AGM Insurance, Wells Fargo Bank N.A. SBPA), 0.25%, 4/06/12 (a)	13,520	13,520,000
Emmaus General Authority RB Series 2000A VRDN (U.S. Bank NA LOC), 0.16%, 4/06/12 (a)	2,560	2,560,000
Erie County Hospital Authority RB (St. Mary’s Home Erie Project) Series 2008A VRDN (Bank of America N.A. LOC), 0.35%, 4/06/12 (a)	5,400	5,400,000
Erie Water Authority RB Series 2009C Mandatory Put Bonds (AGM Insurance, Federal Home Loan Bank LOC), 2.50%, 6/01/12 (a)	3,700	3,712,284
Erie Water Authority RB Series 2010-2006D Mandatory Put Bonds (AGM Insurance, Federal Home Loan Bank LOC), 2.50%, 6/01/12 (a)	3,175	3,185,541
Franklin County IDRB (Precast System Project) Series 2001A AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.34%, 4/06/12 (a)	1,510	1,510,000
Geisinger Authority Health System RB (Geisinger Health System Project) Series 2005A VRDN (Wells Fargo Bank N.A SBPA), 0.14%, 4/02/12 (a)	2,900	2,900,000
Haverford Township School District GO Series 2009 VRDN (TD Bank N.A. LOC), 0.19%, 4/06/12 (a)	2,420	2,420,000
Lehigh County General Purpose Authority RB (Lehigh Valley Health Network Project) Series 2008C VRDN (Bank of America N.A. LOC), 0.23%, 4/02/12 (a)	2,500	2,500,000
Lehigh County General Purpose Authority RB (Muhlenberg College Project) Series 2008 VRDN (Bank of America N.A. LOC), 0.27%, 4/06/12 (a)	2,400	2,400,000
Lehigh County GO Series 2011 MB, 2.50%, 11/15/12	1,195	1,211,064
Montgomery County IDA RB (Fountain Life Christian Project) Series 2007A VRDN (JPMorgan Chase Bank N.A. LOC), 0.24%, 4/06/12 (a)	3,225	3,225,000
Moon IDRB (Providence Point Project) Series 2007 VRDN (Bank of Scotland Plc LOC), 0.18%, 4/06/12 (a)	4,000	4,000,000
Northampton County General Purpose Authority RB (Lehigh University Higher Education Project) Series 2004 VRDN (TD Bank N.A. SBPA), 0.17%, 4/06/12 (a)	2,400	2,400,000
Northampton County IDRB (Trent Family Partnership Project) Series 2002 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.40%, 4/06/12 (a)	1,395	1,395,000
Pennsylvania Clipper Tax-Exempt Certificate Trust RB Series 2007 VRDN (State Street Bank & Trust Co. SBPA), 0.22%, 4/06/12 (a)(b)	27,500	27,500,000
Pennsylvania Economic Development Financing Authority RB (Evergreen Community Power Facility Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.34%, 4/06/12 (a)	13,600	13,600,000

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2012	23

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority RB (Homewood Retirement Project) Series 1992E VRDN (Manufacturers and Traders Trust Co. LOC), 0.21%, 4/06/12 (a)	$1,300	$ 1,300,000
Pennsylvania Economic Development Financing Authority RB (Merck & Co., Inc. West Point Project) Series 2001 AMT VRDN (Merck & Co. Corporate Guaranty), 0.24%, 4/06/12 (a)	15,800	15,800,000
Pennsylvania Economic Development Financing Authority RB (Solar Innovations Inc. Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.49%, 4/06/12 (a)	3,905	3,905,000
Pennsylvania Higher Educational Facilities Authority RB (Thomas Jefferson University Project) Series 2008B VRDN (JPMorgan Chase Bank N.A. LOC), 0.17%, 4/06/12 (a)	2,100	2,100,000
Pennsylvania Higher Educational Facilities Authority RB PUTTERS (Trustees of the University of Pennsylvania Project) Series 2008-2844 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.19%, 4/06/12 (a)(c)	1,605	1,605,000
Pennsylvania Housing Finance Agency RB (Rental Housing Project) Series 2008D VRDN (Bank of America N.A. SBPA), 0.24%, 4/06/12 (a)	865	865,000
Pennsylvania Housing Finance Agency RB Series 2004-81C VRDN (Royal Bank of Canada SBPA), 0.18%, 4/06/12 (a)	2,750	2,750,000
Pennsylvania Housing Finance Agency RB Series 2004-83C VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.19%, 4/06/12 (a)	6,790	6,790,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB PUTTERS Series 2009-3297 AMT VRDN (JPMorgan Chase Bank N.A. SBPA), 0.28%, 4/06/12 (a)(b)(c)	555	555,000
Pennsylvania Turnpike Commission RB (Multi-Modal Project) Series 2010A-1 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.19%, 4/06/12 (a)	1,950	1,950,000
Pennsylvania Turnpike Commission RB RBC Municipal Products, Inc. Trust Series 2011E-22 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.19%, 4/06/12 (a)(b)	2,300	2,300,000
Pennsylvania Turnpike Commission RB Series 2009 ROC-RR-II R-12259 VRDN (Berkshire Hat Insurance, Citibank N.A. SBPA), 0.21%, 4/02/12 (a)(b)(c)	2,500	2,500,000
Pennsylvania Turnpike Commission RB Series 2011D MB, 0.24%, 12/01/12 (a)	6,500	6,500,000
Philadelphia Authority IDRB (Girard Estate Facilities Leasing Project) Series 2001 VRDN (JPMorgan Chase Bank N.A. LOC), 0.25%, 4/06/12 (a)	2,750	2,750,000
Philadelphia Authority IDRB (Liberty Lutheran Services Project) Series 2008 VRDN (Bank of America N.A. LOC), 0.20%, 4/06/12 (a)	3,000	3,000,000
Philadelphia Authority IDRB (Universal Community Homes Project) Series 2003 VRDN (Wells Fargo Bank N.A. LOC), 0.35%, 4/06/12 (a)	690	690,000
Philadelphia Gas Works RB Series 2004A-2 VRDN (JPMorgan Chase Bank LOC, Bank of Nova Scotia LOC), 0.19%, 4/06/12 (a)	700	700,000

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Philadelphia GO (Multi-Modal Project) Series 2009B VRDN (Royal Bank of Canada LOC), 0.16%, 4/06/12 (a)	$10,000	$ 10,000,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2002B VRDN (JPMorgan Chase Bank N.A. SBPA), 0.20%, 4/02/12 (a)	1,000	1,000,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Jefferson Health System Project) Series 2010B MB (Jefferson Health System Obligor), 2.50%, 5/15/12	400	400,965
Philadelphia School District GO Series 2011F VRDN (Barclays Bank Plc LOC), 0.20%, 4/06/12 (a)	17,000	17,000,000
Pittsburgh Water & Sewer Authority RB Series 2009C-1A Mandatory Put Bonds (AGM Insurance, Federal Home Loan Bank LOC), 0.45%, 9/01/12 (a)	5,100	5,100,000
Washington County Authority RB (Girard Estate Project) Series 1999 VRDN (JPMorgan Chase Bank N.A. LOC), 0.20%, 4/06/12 (a)	3,775	3,775,000
York County GO Series 2012 TRAN, 1.00%, 4/30/12	3,000	3,001,718
York County Hospital Authority RB (Homewood Retirement Centers of The United Church of Christ, Inc. Project) Series 1990 VRDN (Manufacturers and Traders Trust Co. LOC), 0.16%, 4/06/12 (a)	1,620	1,620,000
York County IDRB (Allied-Signal, Inc. Project) Series 1993 VRDN (Allied-Signal, Inc. Guaranty), 0.25%, 4/06/12 (a)	1,000	1,000,000
York County IDRB (Interstate Holdings Co. Project) Series 2003 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.40%, 4/06/12 (a)	975	975,000

		258,296,205
Puerto Rico – 0.5%
Commonwealth of Puerto Rico GO Series 2007A-2 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA), 0.20%, 4/06/12 (a)	1,400	1,400,000

Total Municipal Bonds – 97.9%		259,696,205

Closed-End Investment Companies
Pennsylvania – 2.1%
Nuveen Pennsylvania Investment Quality Municipal Fund, Inc. Series 2010-1-1125 VRDP (Citibank N.A. Liquidity Facility), 0.33%, 4/06/12 (a)(b)	3,000	3,000,000
Nuveen Pennsylvania Premium Income Municipal Fund, Inc. II Series 2010-1-1000 VRDP (Citibank N.A. Liquidity Facility), 0.33%, 4/06/12 (a)(b)	2,500	2,500,000
Total Closed-End Investment Companies – 2.1%		5,500,000
Total Investments (Cost – $265,196,205*) – 100.0%		265,196,205
Other Assets Less Liabilities – 0.0%		42,007

Net Assets – 100.0%		$265,238,212

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

See Notes to Financial Statements.

24	BLACKROCK FUNDS	MARCH 31, 2012

Schedule of Investments (concluded)	BlackRock Pennsylvania Municipal Money Market Portfolio

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:

Investments:

Short-Term Securities[1]	–	$265,196,205	–	$265,196,205

[1]	See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2012	25

Schedule of Investments March 31, 2012	BlackRock Virginia Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia – 91.7%
Alexandria IDRB (YMCA of Billings Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC), 0.21%, 4/06/12 (a)	$1,425	$ 1,425,000
Arlington County IDRB (Woodbury Park Project) Series 2005A VRDN (Freddie Mac Guaranty), 0.19%, 4/06/12 (a)	720	720,000
Fairfax County Economic Development Authority Health Care Facilities RB (Capital Hospice Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC), 0.18%, 4/06/12 (a)	1,000	1,000,000
Fairfax County IDA RB (Inova Health Systems Project) Series 2005C-1 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.20%, 4/02/12 (a)	1,200	1,200,000
Fairfax County IDA RB (Inova Health Systems Project) Series 2010A-1 VRDN (Inova Health System Obligated Group), 0.31%, 10/26/12 (a)	1,500	1,500,000
Hampton Redevelopment & Housing Authority RB (Multi-Family Housing Project) Series 1998 VRDN (Fannie Mae Guaranty), 0.19%, 4/06/12 (a)	325	325,000
Henrico County Water & Sewer RB Series 2007 ROC-RR-II-R-753PB VRDN (PB Capital Corp. SBPA), 0.39%, 4/06/12 (a)(b)(c)	1,075	1,075,000
Loudoun County IDA RB (Howard Hughes Medical Institute Project) Series 2003B VRDN, 0.13%, 4/06/12 (a)	850	850,000
Louisa County IDRB (Pooled Financing Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.47%, 4/06/12 (a)	760	760,000
Montgomery County IDA RB (Virginia Technical Foundation Project) Series 2005 VRDN (Bank of America N.A. LOC), 0.25%, 4/02/12 (a)	1,045	1,045,000
Newport News IDRB (CNU Warwick LLC Student Apartments Project) Series 2004 VRDN (Bank of America N.A. LOC), 0.29%, 4/06/12 (a)	200	200,000
Richmond IDA RB (Crow-Klein Project) Series 1987A Mandatory Put Bonds (Wells Fargo Bank N.A. LOC), 0.45%, 5/15/12 (a)	1,320	1,320,000
Richmond Utility RB Series 2009 ROC-RR-II- R-10410 VRDN (AGM Insurance, Citibank N.A. SBPA), 0.20%, 4/06/12 (a)(b)(c)	1,000	1,000,000
Roanoke Economic Development Authority RB (Carilion Health System Project) Series 2005A-1 VRDN (AGM Insurance, Wells Fargo Bank N.A. SBPA), 0.17%, 4/02/12 (a)	480	480,000
Stafford County & Staunton IDA RB (Vaco Commonwealth Loans Project) Series 2009A-1 VRDN (U.S. Bank N.A. LOC), 0.19%, 4/06/12 (a)	645	645,000
Virginia Beach Development Authority IDRB (Ocean Ranch Motel Corp. Project) Series 1998 VRDN (Branch Banking & Trust Co. LOC), 0.18%, 4/06/12 (a)	500	500,000
Virginia College Building Authority RB (21st Century College & Equipment Project) Barclays Municipal Trust Receipts Floater Series 2009-4B-REG D VRDN (Barclays Bank Plc SBPA), 0.25%, 4/06/12 (a)(b)(c)	1,000	1,000,000
Virginia Commonwealth Transportation Board Clipper Tax-Exempt Certificate Trust RB Series 2007-2009-38 VRDN (State Street Bank & Trust Co. SBPA), 0.19%, 4/06/12 (a)(b)	3,300	3,300,000
Virginia Commonwealth Transportation Board RB (U.S. Route 58 Corridor Project) Series 2002B MB, 5.00%, 5/15/12	1,300	1,307,373

Municipal Bonds	Par (000)	Value
Virginia (concluded)
Winchester Authority Residential Care Facility IDRB (Westminster-Canterbury Project) Series 2005B VRDN (Branch Banking & Trust Co. LOC), 0.18%, 4/06/12 (a)	$800	$ 800,000
Total Investments (Cost – $20,452,373*) – 91.7%		20,452,373
Other Assets Less Liabilities – 8.3%		1,841,485

Net Assets – 100.0%		$22,293,858

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:

Investments:

Short-Term Securities[1]	–	$20,452,373	–	$20,452,373

[1]	See above Schedule of Investments for values in the state.

See Notes to Financial Statements.

26	BLACKROCK FUNDS	MARCH 31, 2012

Statements of Assets and Liabilities

March 31, 2012	BlackRock Money Market Portfolio	BlackRock U.S. Treasury Money Market Portfolio	BlackRock Municipal Money Market Portfolio	BlackRock New Jersey Municipal Money Market Portfolio
Assets

Investments at value[1]	$1,407,492,621	$109,374,304	$137,600,482	$44,480,185
Repurchase agreements at value[2]	50,577,000	197,570,000	–	–
Cash	974	791	63,071	78,442
Capital shares sold receivable	273,729	20,157,586	–	–
Interest receivable	994,243	66,555	165,840	60,285
Receivable from advisor	152,652	15,582	15,770	4,481
Investments sold receivable	–	1,999,550	–	10,400,028
Prepaid expenses	89,349	35,078	28,002	9,646
Total assets	1,459,580,568	329,219,446	137,873,165	55,033,067

Liabilities
Investments purchased payable	–	–	1,511,995	–
Capital shares redeemed payable	958,708	20,158,143	8,000	–
Investment advisory fees payable	327,666	18,719	13,935	–
Other affiliates payable	301,779	56,057	33,345	15,582
Professional fees payable	30,846	23,066	25,408	26,587
Officer’s and Trustees’ fees payable	9,178	3,302	1,900	1,524
Income dividends payable	24	9	4	2
Other accrued expenses payable	184,377	57,728	21,780	6,740
Total liabilities	1,812,578	20,317,024	1,616,367	50,435
Net Assets	$1,457,767,990	$308,902,422	$136,256,798	$54,982,632

Net Assets Consist of
Paid-in capital	$1,457,750,574	$308,901,551	$136,263,203	$54,982,632
Undistributed net investment income	6,686	61	41	–
Accumulated net realized gain (loss)	10,730	810	(6,446)	–
Net Assets	$1,457,767,990	$308,902,422	$136,256,798	$54,982,632

[1] Investments at cost	$1,407,492,621	$109,374,304	$137,600,482	$44,480,185
[2] Repurchase agreements at cost	$50,577,000	$197,570,000	–	–

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2012	27

Statements of Assets and Liabilities (continued)

March 31, 2012	BlackRock Money Market Portfolio	BlackRock U.S. Treasury Money Market Portfolio	BlackRock Municipal Money Market Portfolio	BlackRock New Jersey Municipal Money Market Portfolio
Net Asset Value
Institutional
Net assets	$790,645,406	$189,360,520	$78,590,292	$41,965,900

Shares outstanding[3]	790,669,021	189,397,723	78,569,163	41,941,293

Net asset value	$1.00	$1.00	$1.00	$1.00

Service
Net assets	$332,427,023	$99,021,899	$56,951,065	$12,895,042

Shares outstanding[3]	332,435,567	99,045,744	56,943,158	12,885,947

Net asset value	$1.00	$1.00	$1.00	$1.00

Investor A
Net assets	$299,205,076	$20,520,003	$715,441	$121,690

Shares outstanding[3]	299,208,092	20,524,261	715,068	121,580

Net asset value	$1.00	$1.00	$1.00	$1.00

Investor B
Net assets	$6,305,951	–	–	–

Shares outstanding[3]	6,306,024	–	–	–

Net asset value	$1.00	–	–	–

Investor C
Net assets	$29,184,534	–	–	–

Shares outstanding[3]	29,185,127	–	–	–

Net asset value	$1.00	–	–	–

[3]	Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

28	BLACKROCK FUNDS	MARCH 31, 2012

Statements of Assets and Liabilities (concluded)

March 31, 2012	BlackRock North Carolina Municipal Money Market Portfolio	BlackRock Ohio Municipal Money Market Portfolio	BlackRock Pennsylvania Municipal Money Market Portfolio	BlackRock Virginia Municipal Money Market Portfolio
Assets

Investments at value[1]	$37,521,180	$63,331,269	$265,196,205	$20,452,373
Cash	44,898	1,260	21,789	84,158
Investments sold receivable	6,750,319	1,000,010	–	1,755,438
Interest receivable	8,876	77,979	132,268	29,519
Capital shares sold receivable	820	200	25	–
Receivable from advisor	419	9,310	43,986	419
Prepaid expenses	6,819	7,749	16,764	6,823

Total assets	44,333,331	64,427,777	265,411,037	22,328,730

Liabilities
Investments purchased payable	–	701,386	–	–
Professional fees payable	19,736	25,899	28,888	25,346
Other affiliates payable	2,983	22,113	93,716	1,594
Officer’s and Trustees’ fees payable	1,419	1,724	3,242	1,278
Investment advisory fees payable	411	2,305	20,914	–
Income dividends payable	1	3	9	1
Other accrued expenses payable	6,223	12,129	26,056	6,653

Total liabilities	30,773	765,559	172,825	34,872

Net Assets	$44,302,558	$63,662,218	$265,238,212	$22,293,858

Net Assets Consist of
Paid-in capital	$44,325,429	$63,662,218	$265,238,156	$22,293,858
Undistributed net investment income	–	–	56	–
Accumulated net realized (loss)	(22,871)	–	–	–

Net Assets	$44,302,558	$63,662,218	$265,238,212	$22,293,858

[1] Investments at cost	$37,521,180	$63,331,269	$265,196,205	$20,452,373

Net Asset Value
Institutional
Net assets	$44,159,436	$59,034,361	$248,836,328	$22,293,858

Shares outstanding[2]	44,177,601	58,994,686	248,782,877	22,275,499

Net asset value	$1.00	$1.00	$1.00	$1.00

Service
Net assets	$65,229	$4,622,674	$16,333,334	–

Shares outstanding[2]	65,271	4,621,511	16,331,025	–

Net asset value	$1.00	$1.00	$1.00	–

Investor A
Net assets	$77,893	$5,183	$68,550	–

Shares outstanding[2]	77,946	5,180	68,531	–

Net asset value	$1.00	$1.00	$1.00	–

[2] Unlimited number of shares authorized, $0.001 par value

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2012	29

Statements of Operations

Year Ended March 31, 2012	BlackRock Money Market Portfolio	BlackRock U.S. Treasury Money Market Portfolio	BlackRock Municipal Money Market Portfolio	BlackRock New Jersey Municipal Money Market Portfolio
Investment Income
Income	$4,047,973	$329,479	$264,325	$173,160

Expenses
Investment advisory	6,452,835	1,565,811	561,301	276,818
Transfer agent – class specific	2,022,989	400,666	195,747	86,578
Service and distribution – class specific	1,983,644	378,585	172,384	39,995
Administration	968,515	260,969	93,550	46,136
Administration – class specific	340,240	86,990	31,185	15,379
Registration	120,146	42,780	46,261	10,734
Professional	53,189	38,795	47,110	54,671
Custodian	51,615	35,437	6,407	2,699
Officer and Trustees	39,435	11,328	6,447	4,784
Miscellaneous	103,811	34,311	20,791	15,939

Total expenses	12,136,419	2,855,672	1,181,183	553,733
Less fees waived by advisor	(3,748,796)	(1,543,003)	(508,370)	(235,452)
Less administration fees waived	–	(117,138)	(9,344)	(5,617)
Less administration fees waived – class specific	(340,240)	(86,990)	(31,185)	(15,099)
Less transfer agent fees waived – class specific	(34,733)	(2,420)	(1,945)	(290)
Less transfer agent fees reimbursed – class specific	(1,987,846)	(398,236)	(193,548)	(85,393)
Less service and distribution fees waived – class specific	(1,983,644)	(378,585)	(172,384)	(39,995)
Less fees paid indirectly	(413)	(9)	(163)	(1,087)

Total expenses after fees waived, reimbursed and paid indirectly	4,040,747	329,291	264,244	170,800

Net investment income	7,226	188	81	2,360

Realized Gain

Net realized gain from investments	11,762	3,770	1,940	1,116

Net Increase in Net Assets Resulting from Operations	$18,988	$3,958	$2,021	$3,476

See Notes to Financial Statements.

30	BLACKROCK FUNDS	MARCH 31, 2012

Statements of Operations (concluded)

Year Ended March 31, 2012	BlackRock North Carolina Municipal Money Market Portfolio	BlackRock Ohio Municipal Money Market Portfolio	BlackRock Pennsylvania Municipal Money Market Portfolio	BlackRock Virginia Municipal Money Market Portfolio
Investment Income
Income	$72,988	$179,283	$642,227	$54,780

Expenses
Investment advisory	214,372	436,471	1,495,999	136,160
Professional	59,163	46,688	52,365	44,119
Administration	35,729	72,745	249,333	22,693
Administration – class specific	11,909	24,260	83,086	7,565
Transfer agent – class specific	10,788	106,194	499,584	18,647
Registration	9,426	8,373	13,282	11,052
Officer and Trustees	4,492	5,694	11,697	4,089
Custodian	2,627	5,019	13,754	3,238
Service and distribution – class specific	484	11,311	57,018	468
Miscellaneous	12,631	16,826	27,506	11,555

Total expenses	361,621	733,581	2,503,624	259,586
Less fees waived by advisor	(212,187)	(400,587)	(1,220,925)	(136,026)
Less administration fees waived	(27,848)	(10,584)	(261)	(20,519)
Less administration fees waived – class specific	(11,909)	(24,260)	(83,086)	(7,565)
Less transfer agent fees waived – class specific	(194)	(374)	(1,375)	(114)
Less transfer agent fees reimbursed – class specific	(10,557)	(105,803)	(498,206)	(18,531)
Less service and distribution fees waived – class specific	(484)	(11,311)	(57,018)	(468)
Less expenses reimbursed by advisor	(25,016)	–	–	(21,212)
Less fees paid indirectly	(455)	(1,414)	(646)	(401)

Total expenses after fees waived, reimbursed and paid indirectly	72,971	179,248	642,107	54,750
Net investment income	17	35	120	30

Realized Gain
Net realized gain from investments	–	–	4,823	–
Net Increase in Net Assets Resulting from Operations	$17	$35	$4,943	$30

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2012	31

Statements of Changes in Net Assets

	BlackRock Money Market Portfolio		BlackRock U.S. Treasury Money Market Portfolio		BlackRock Municipal Money Market Portfolio
	Year Ended March 31,		Year Ended March 31,		Year Ended March 31,
Increase (Decrease) in Net Assets:	2012 2011		2012 2011		2012 2011
Operations
Net investment income	$7,226	$ 23,094	$188	$ 101	$81	$ 12,954
Net realized gain	11,762	13,077	3,770	1,860	1,940	551
Net increase in net assets resulting from operations	18,988	36,171	3,958	1,961	2,021	13,505

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(297)	(22,177)	(72)	(43)	(3,030)	(12,787)
Service	(109)	(453)	(41)	(33)	(4,980)	(17)
Hilliard Lyons	(2)	(44)	–	–	(3)	(85)
Investor A	(117)	(382)	(14)	(25)	(46)	(65)
Investor B	(3)	(10)	–	–	–	–
Investor C	(12)	(28)	–	–	–	–
Net realized gain:
Institutional	(3,446)	(5,273)	(1,794)	(1,960)	–	–
Service	(951)	(3,270)	(954)	(1,690)	–	–
Hilliard Lyons	–	(267)	–	–	–	–
Investor A	(1,269)	(2,720)	(212)	(1,246)	–	–
Investor B	(29)	(78)	–	–	–	–
Investor C	(162)	(191)	–	–	–	–
Decrease in net assets resulting from dividends and distributions to shareholders	(6,397)	(34,893)	(3,087)	(4,997)	(8,059)	(12,954)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(95,530,331)	240,670,412	(48,520,158)	(73,309,613)	27,385,114	(102,471,418)

Net Assets
Total increase (decrease) in net assets	(95,517,740)	240,671,690	(48,519,287)	(73,312,649)	27,379,076	(102,470,867)
Beginning of year	1,553,285,730	1,312,614,040	357,421,709	430,734,358	108,877,722	211,348,589
End of year	$1,457,767,990	$ 1,553,285,730	$308,902,422	$ 357,421,709	$136,256,798	$108,877,722
Undistributed net investment income	$6,686	–	$61	–	$41	$8,019

See Notes to Financial Statements.

32	BLACKROCK FUNDS	MARCH 31, 2012

Statements of Changes in Net Assets (continued)

	BlackRock New Jersey Municipal Money Market Portfolio		BlackRock North Carolina Municipal Money Market Portfolio		BlackRock Ohio Municipal Money Market Portfolio
	Year Ended March 31,		Year Ended March 31,		Year Ended March 31,
Increase (Decrease) in Net Assets:	2012	2011	2012	2011	2012	2011
Operations
Net investment income	$2,360	$14,321	$17	$8,353	$35	$36,736
Net realized gain	1,116	2,995	–	632	–	–
Net increase in net assets resulting from operations	3,476	17,316	17	8,985	35	36,736

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(2,145)	(13,595)	(17)	(8,353)	(34)	(35,604)
Service	(5)	(7)	–	–	–	(2)
Investor A	(210)	(719)	–	–	(1)	(1,130)
Net realized gain:
Institutional	(1,701)	(893)	–	–	–	(138)
Service	(484)	(308)	–	–	–	(5)
Investor A	(5)	(224)	–	–	–	(5)
Decrease in net assets resulting from dividends and distributions to shareholders	(4,550)	(15,746)	(17)	(8,353)	(35)	(36,884)
Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(19,024,051)	(19,911,975)	(2,547,569)	(27,672,445)	(34,372,420)	(69,533,407)

Net Assets
Total decrease in net assets	(19,025,125)	(19,910,405)	(2,547,569)	(27,671,813)	(34,372,420)	(69,533,555)
Beginning of year	74,007,757	93,918,162	46,850,127	74,521,940	98,034,638	167,568,193
End of year	$54,982,632	$74,007,757	$44,302,558	$46,850,127	$63,662,218	$98,034,638

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2012	33

Statements of Changes in Net Assets (concluded)

	000000000	000000000	000000000	000000000	000000000
	BlackRock Pennsylvania Municipal Money Market Portfolio			BlackRock Virginia Municipal Money Market Portfolio
	Year Ended March 31,			Year Ended March 31,
Increase (Decrease) in Net Assets:	2012	2011		2012	2011
Operations
Net investment income	$120	$259		$30	$5,086
Net realized gain	4,823	–		–	20

Net increase in net assets resulting from operations	4,943	259		30	5,106

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(186)	(106)		(30)	(5,086)
Service	(12)	(11)		–	–
Investor A	(1)	(7)		–	–
Net realized gain:
Institutional	(4,567)	–		–	(147)
Service	(255)	–		–	–
Investor A	(1)	–		–	–

Decrease in net assets resulting from dividends and distributions to shareholders.	(5,022)	(124)		(30)	(5,233)

Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(70,239,409)	(46,184,247)		(6,076,786)	(13,988,606)

Net Assets
Total decrease in net assets	(70,239,488)	(46,184,112)		(6,076,786)	(13,988,733)
Beginning of year	335,477,700	381,661,812		28,370,644	42,359,377

End of year	$265,238,212	$335,477,700		$22,293,858	$28,370,644

Undistributed net investment income	$56	$135		–	–

See Notes to Financial Statements.

34	BLACKROCK FUNDS	MARCH 31, 2012

Financial Highlights	BlackRock Money Market Portfolio

	Institutional						Service
	Year Ended March 31,			Period October 1, 2008 to March 31, 2009	Year Ended September 30,		Year Ended March 31,			Period October 1, 2008 to March 31, 2009	Year Ended September 30,

	2012	2011	2010		2008	2007	2012	2011	2010		2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0001	0.0013	0.0090	0.0346	0.0498	0.0000	0.0000	0.0003	0.0075	0.0318	0.0469
Dividends from net investment income	(0.0000)	(0.0001)	(0.0013)	(0.0090)	(0.0346)	(0.0498)	(0.0000)	(0.0000)	(0.0003)	(0.0075)	(0.0318)	(0.0469)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Investment Return[1]
Based on net asset value	0.00%	0.01%	0.13%	0.90%[2]	3.52%	5.10%	0.00%	0.00%	0.03%	0.75%[2]	3.23%	4.80%
Ratios to Average Net Assets
Total expenses	0.70%	0.71%	0.74%	0.75%[3]	0.56%	0.58%	0.94%	0.96%	0.98%	0.97%[3]	0.81%	0.84%
Total expenses after fees waived, reimbursed and paid indirectly	0.27%	0.36%	0.41%	0.46%[3]	0.42%	0.42%	0.27%	0.37%	0.52%	0.75%[3]	0.70%	0.71%
Net investment income	0.00%	0.00%	0.14%	1.79%[3]	3.57%	4.99%	0.00%	0.00%	0.02%	1.40%[3]	3.16%	4.69%
Supplemental Data
Net assets, end of period (000)	$790,645	$785,316	$433,778	$543,487	$595,728	$745,726	$332,427	$391,617	$365,358	$514,764	$454,585	$405,701

	Investor A
	Year Ended March 31,			Period October 1, 2008 to March 31, 2009		Year Ended September 30,
	2012	2011	2010			2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Net investment income	0.0000	0.0000	0.0003	0.0071		0.0312	0.0461
Dividends from net investment income	(0.0000)	(0.0000)	(0.0003)	(0.0071)		(0.0312)	(0.0461)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Total Investment Return[1]
Based on net asset value	0.00%	0.00%	0.03%	0.71%		3.16%	4.71%
Ratios to Average Net Assets
Total expenses.	0.89%	0.91%	0.93%	0.94%	[3]	0.87%	0.92%
Total expenses after fees waived, reimbursed and paid indirectly	0.27%	0.37%	0.53%	0.83%	[3]	0.76%	0.79%
Net investment income	0.00%	0.00%	0.02%	1.41%	[3]	3.07%	4.61%
Supplemental Data
Net assets, end of period (000)	$299,205	$314,811	$358,698	$510,950		$461,079	$393,399

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2012	35

Financial Highlights (concluded)	BlackRock Money Market Portfolio

	Investor B							Investor C
	Year Ended March 31,			Period October 1, 2008 to March 31, 2009		Year Ended September 30,		Year Ended March 31,			Period October 1, 2008 to March 31, 2009		Year Ended September 30,
	2012	2011	2010			2008	2007	2012	2011	2010			2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Net investment income	0.0000	0.0000	0.0002	0.0044		0.0250	0.0418	0.0000	0.0000	0.0004	0.0044		0.0250	0.0417
Dividends from net investment income	(0.0000)	(0.0000)	(0.0002)	(0.0044)		(0.0250)	(0.0418)	(0.0000)	(0.0000)	(0.0004)	(0.0044)		(0.0250)	(0.0417)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.00%	0.03%	0.44%	[2]	2.53%	4.27%	0.00%	0.00%	0.04%	0.45%	[2]	2.53%	4.25%

Ratios to Average Net Assets
Total expenses	1.71%	1.75%	1.81%	1.80%	[3]	1.77%	1.83%	1.62%	1.68%	1.75%	1.72%	[3]	1.66%	1.79%
Total expenses after fees waived, reimbursed and paid indirectly	0.27%	0.37%	0.55%	1.37%	[3]	1.39%	1.22%	0.27%	0.38%	0.55%	1.35%	[3]	1.42%	1.24%
Net investment income	0.00%	0.00%	0.02%	0.86%	[3]	2.40%	4.18%	0.00%	0.00%	0.04%	0.88%	[3]	2.15%	4.16%

Supplemental Data
Net assets, end of period (000)	$6,306	$7,207	$11,528	$23,467		$15,835	$11,532	$29,185	$23,683	$19,016	$48,162		$25,356	$5,109

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

36	BLACKROCK FUNDS	MARCH 31, 2012

Financial Highlights	BlackRock U.S. Treasury Money Market Portfolio

	Institutional							Service
	Year Ended March 31,			Period October 1, 2008 to March 31, 2009		Year Ended September 30,		Year Ended March 31,			Period October 1, 2008 to March 31, 2009		Year Ended September 30,
	2012	2011	2010			2008	2007	2012	2011	2010			2008	2007
Per Share Operating Performance
Net asset value, beginning of period.	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Net investment income	0.0000	0.0000	0.0001	0.0007		0.0234	0.0478	0.0000	0.0000	0.0001	0.0004		0.0206	0.0450
Dividends from net investment income	(0.0000)	(0.0000)	(0.0001)	(0.0007)		(0.0234)	(0.0478)	(0.0000)	(0.0000)	(0.0001)	(0.0004)		(0.0206)	(0.0450)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.00%	0.01%	0.07%	[2]	2.37%	4.89%	0.00%	0.00%	0.01%	0.04%	[2]	2.08%	4.60%

Ratios to Average Net Assets
Total expenses	0.74%	0.74%	0.75%	0.79%	[3]	0.59%	0.61%	0.95%	0.95%	0.95%	0.98%	[3]	0.84%	0.86%
Total expenses after fees waived, reimbursed and paid indirectly	0.09%	0.20%	0.21%	0.42%	[3]	0.41%	0.41%	0.09%	0.20%	0.22%	0.48%	[3]	0.69%	0.69%
Net investment income	0.00%	0.00%	0.00%	0.15%	[3]	2.26%	4.75%	0.00%	0.00%	0.00%	0.08%	[3]	2.08%	4.50%

Supplemental Data
Net assets, end of period (000)	$189,361	$133,623	$188,346	$228,457		$382,033	$312,979	$99,022	$118,827	$149,629	$213,402		$289,805	$245,609

	Investor A
	Year Ended March 31,			Period October 1, 2008 to March 31, 2009		Year Ended September 30,
	2012	2011	2010			2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Net investment income	0.0000	0.0000	0.0001	0.0004		0.0206	0.0450
Dividends from net investment income	(0.0000)	(0.0000)	(0.0001)	(0.0004)		(0.0206)	(0.0450)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.00%	0.01%	0.04%	[2]	2.08%	4.59%

Ratios to Average Net Assets
Total expenses	0.89%	0.86%	0.87%	0.89%	[3]	0.85%	0.86%
Total expenses after fees waived, reimbursed and paid indirectly	0.10%	0.20%	0.21%	0.48%	[3]	0.69%	0.70%
Net investment income	0.00%	0.00%	0.00%	0.08%	[3]	1.86%	4.49%

Supplemental Data
Net assets, end of period (000)	$20,520	$104,971	$92,759	$103,762		$123,316	$31,970
[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2012	37

Financial Highlights	BlackRock Municipal Money Market Portfolio

	Institutional							Service
	Year Ended March 31,			Period October 1, 2008 to March 31, 2009		Year Ended September 30,		Year Ended March 31,			Period October 1, 2008 to March 31, 2009		Year Ended September 30,
	2012	2011	2010			2008	2007	2012	2011	2010			2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00
Net investment income	0.0000	0.0002	0.0011	0.0050		0.0234	0.0331	0.0000	0.0000	0.0002	0.0035		0.0206	0.0301
Dividends from net investment income	(0.0000)	(0.0002)	(0.0011)	(0.0050)		(0.0234)	(0.0331)	(0.0000)	(0.0000)	(0.0002)	(0.0035)		(0.0206)	(0.0301)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.02%	0.11%	0.50%	[2]	2.36%	3.36%	0.00%	0.00%	0.02%	0.35%	[2]	2.08%	3.05%

Ratios to Average Net Assets
Total expenses	0.81%	0.80%	0.79%	0.82%	[3]	0.60%	0.63%	1.06%	1.06%	1.02%	1.00%	[3]	0.86%	0.91%
Total expenses after fees waived, reimbursed and paid indirectly	0.22%	0.39%	0.43%	0.47%	[3]	0.42%	0.42%	0.20%	0.42%	0.51%	0.77%	[3]	0.70%	0.72%

Net investment income	0.00%	0.02%	0.12%	0.95%	[3]	2.26%	3.29%	0.00%	0.00%	0.02%	0.78%	[3]	2.06%	3.00%

Supplemental Data
Net assets, end of period (000)	$78,590	$62,845	$67,046	$101,246		$92,663	$42,083	$56,951	$34,991	$50,013	$47,592		$81,843	$100,454

	Investor A
	Year Ended March 31,			Period October 1, 2008 to March 31, 2009		Year Ended September 30,
	2012	2011	2010			2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$ 1.00		$ 1.00	$ 1.00
Net investment income	0.0000	0.0000	0.0003	0.0035		0.0205	0.0302
Dividends from net investment income	(0.0000)	(0.0000)	(0.0003)	(0.0035)		(0.0205)	(0.0302)
Net asset value, end of period	$1.00	$1.00	$1.00	$ 1.00		$ 1.00	$ 1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.00%	0.03%	0.35%	[2]	2.07%	3.06%

Ratios to Average Net Assets
Total expenses.	0.97%	0.94%	0.92%	0.94%	[3]	0.86%	0.89%
Total expenses after fees waived, reimbursed and paid indirectly	0.25%	0.41%	0.51%	0.77%	[3]	0.71%	0.71%
Net investment income	0.00%	0.00%	0.03%	0.76%	[3]	2.02%	3.01%

Supplemental Data
Net assets, end of period (000)	$715	$2,611	$3,443	$ 5,301		$ 7,004	$ 3,776
[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

38	BLACKROCK FUNDS	MARCH 31, 2012

Financial Highlights	BlackRock New Jersey Municipal Money Market Portfolio

	Institutional						Service
	Year Ended March 31,			Period October 1, 2008 to March 31, 2009	Year Ended September 30,		Year Ended March 31,			Period October 1, 2008 to March 31, 2009	Year Ended September 30,

	2012	2011	2010		2008	2007	2012	2011	2010		2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$ 1.00	$ 1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0003	0.0022	0.0058	0.0228	0.0326	0.0000	0.0000	0.0005	0.0044	0.0200	0.0298
Dividends from net investment income	(0.0000)	(0.0003)	(0.0022)	(0.0058)	(0.0228)	(0.0326)	(0.0000)	(0.0000)	(0.0005)	(0.0044)	(0.0200)	(0.0298)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$ 1.00	$ 1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.03%	0.22%	0.59%[2]	2.30%	3.31%	0.00%	0.00%	0.05%	0.44%[2]	2.02%	3.03%

Ratios to Average Net Assets
Total expenses	0.85%	0.80%	0.79%	0.82%[3]	0.61%	0.62%	1.05%	1.02%	1.04%	1.06%[3]	0.86%	0.88%
Total expenses after fees waived, reimbursed and paid indirectly	0.27%	0.39%	0.41%	0.43%[3]	0.39%	0.39%	0.28%	0.42%	0.59%	0.73%[3]	0.67%	0.67%
Net investment income	0.00%	0.02%	0.24%	1.15%[3]	2.30%	3.26%	0.00%	0.00%	0.05%	0.89%[3]	2.07%	2.98%

Supplemental Data
Net assets, end of period (000)	$41,966	$46,755	$59,520	$103,465	$ 114,696	$ 156,005	$12,895	$15,935	$19,373	$23,791	$25,401	$43,013

	Investor A
	Year Ended March 31,			Period October 1, 2008 to March 31, 2009	Year Ended September 30,

	2012	2011	2010		2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0000	0.0001	0.0006	0.0045	0.0200	0.0298
Dividends from net investment income	(0.0000)	(0.0001)	(0.0006)	(0.0045)	(0.0200)	(0.0298)
Net asset value, end of period	$1.00	$1.00	$1.00	$ 1.00	$ 1.00	$ 1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.01%	0.06%	0.45%[2]	2.02%	3.03%

Ratios to Average Net Assets
Total expenses	0.94%	0.90%	0.92%	0.93%[3]	0.86%	0.87%
Total expenses after fees waived, reimbursed and paid indirectly	0.38%	0.41%	0.59%	0.69%[3]	0.67%	0.67%
Net investment income	0.01%	0.01%	0.06%	0.92%[3]	1.96%	2.99%

Supplemental Data
Net assets, end of period (000)	$122	$11,318	$15,025	$ 23,381	$ 27,216	$ 30,250

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2012	39

Financial Highlights	BlackRock North Carolina Municipal Money Market Portfolio

	Institutional							Service
	Year Ended March 31,			Period October 1, 2008 to March 31, 2009		Year Ended September 30,		Year Ended March 31,			Period October 1, 2008 to March 31, 2009		Year Ended September 30,
	2012	2011	2010			2008	2007	2012	2011	2010			2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$ 1.00		$ 1.00	$ 1.00	$1.00	$1.00	$1.00	$ 1.00		$ 1.00	$ 1.00
Net investment income	0.0000	0.0001	0.0009	0.0052		0.0234	0.0336	0.0000	0.0000	0.0003	0.0037		0.0207	0.0307
Dividends from net investment income	(0.0000)	(0.0001)	(0.0009)	(0.0052)		(0.0234)	(0.0336)	(0.0000)	(0.0000)	(0.0003)	(0.0037)		(0.0207)	(0.0307)
Net asset value, end of period	$1.00	$1.00	$1.00	$ 1.00		$ 1.00	$ 1.00	$1.00	$1.00	$1.00	$ 1.00		$ 1.00	$ 1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.01%	0.09%	0.52%	[2]	2.37%	3.42%	0.00%	0.00%	0.03%	0.37%	[2]	2.08%	3.12%

Ratios to Average Net Assets
Total expenses	0.76%	0.69%	0.73%	0.77%	[3]	0.67%	0.68%	1.15%	1.21%	0.98%	1.01%	[3]	0.92%	0.94%
Total expenses after fees waived, reimbursed and paid indirectly	0.15%	0.29%	0.30%	0.34%	[3]	0.30%	0.30%	0.19%	0.30%	0.41%	0.63%	[3]	0.58%	0.58%
Net investment income	0.00%	0.01%	0.10%	0.98%	[3]	2.31%	3.36%	0.00%	0.00%	0.06%	0.75%	[3]	2.09%	3.10%

Supplemental Data
Net assets, end of period (000)	$44,159	$46,622	$74,251	$ 79,880		$ 60,404	$ 66,246	$65	$138	$165	$ 3,172		$ 3,156	$ 1,295

	Investor A
	Year Ended March 31,			Period October 1, 2008 to March 31, 2009		Year Ended September 30,
	2012	2011	2010			2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$ 1.00		$ 1.00	$ 1.00
Net investment income	0.0000	0.0000	0.0001	0.0032		0.0190	0.0298
Dividends from net investment income	(0.0000)	(0.0000)	(0.0001)	(0.0032)		(0.0190)	(0.0298)
Net asset value, end of period	$1.00	$1.00	$1.00	$ 1.00		$ 1.00	$ 1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.00%	0.01%	0.32%	[2]	1.92%	3.03%

Ratios to Average Net Assets
Total expenses	1.23%	1.10%	1.12%	1.18%	[3]	1.08%	1.02%
Total expenses after fees waived, reimbursed and paid indirectly	0.15%	0.30%	0.39%	0.73%	[3]	0.74%	0.67%
Net investment income	0.00%	0.00%	0.01%	0.61%	[3]	1.98%	2.98%

Supplemental Data
Net assets, end of period (000)	$78	$90	$106	$ 168		$ 155	$ 189

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

40	BLACKROCK FUNDS	MARCH 31, 2012

Financial Highlights	BlackRock Ohio Municipal Money Market Portfolio

	Institutional							Service
	Year Ended March 31,			Period October 1, 2008 to March 31, 2009		Year Ended September 30,		Year Ended March 31,			Period October 1, 2008 to March 31, 2009		Year Ended September 30,
	2012	2011	2010			2008	2007	2012	2011	2010			2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Net investment income	0.0000	0.0003	0.0029	0.0071		0.0245	0.0336	0.0000	0.0000	0.0009	0.0058		0.0217	0.0308
Dividends from net investment income	(0.0000)	(0.0003)	(0.0029)	(0.0071)		(0.0245)	(0.0336)	(0.0000)	(0.0000)	(0.0009)	(0.0058)		(0.0217)	(0.0308)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.03%	0.29%	0.72%	[2]	2.48%	3.41%	0.00%	0.00%	0.09%	0.57%	[2]	2.20%	3.13%

Ratios to Average Net Assets
Total expenses	0.74%	0.74%	0.75%	0.73%	[3]	0.62%	0.62%	1.04%	0.97%	1.02%	0.99%	[3]	0.87%	0.87%
Total expenses after fees waived, reimbursed and paid indirectly	0.18%	0.37%	0.41%	0.42%	[3]	0.39%	0.39%	0.19%	0.40%	0.62%	0.71%	[3]	0.67%	0.67%
Net investment income	0.00%	0.03%	0.29%	1.37%	[3]	2.41%	3.35%	0.00%	0.00%	0.10%	1.33%	[3]	2.11%	3.09%

Supplemental Data
Net assets, end of period (000)	$59,034	$88,491	$149,659	$179,038		$137,274	$101,325	$4,623	$4,156	$4,591	$14,636		$26,403	$8,199

	Investor A
	Year Ended March 31,			Period October 1, 2008 to March 31, 2009		Year Ended September 30,
	2012	2011	2010			2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$ 1.00		$ 1.00	$ 1.00
Net investment income	0.0000	0.0001	0.0011	0.0057		0.0217	0.0308
Dividends from net investment income	(0.0000)	(0.0001)	(0.0011)	(0.0057)		(0.0217)	(0.0308)
Net asset value, end of period	$1.00	$1.00	$1.00	$ 1.00		$ 1.00	$ 1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.01%	0.11%	0.58%	[2]	2.20%	3.13%

Ratios to Average Net Assets
Total expenses	0.91%	0.88%	0.88%	0.90%	[3]	0.87%	0.87%
Total expenses after fees waived, reimbursed and paid indirectly	0.26%	0.40%	0.60%	0.70%	[3]	0.67%	0.67%
Net investment income	0.00%	0.02%	0.12%	1.29%	[3]	2.13%	3.08%

Supplemental Data
Net assets, end of period (000)	$5	$5,388	$13,318	$ 24,902		$ 41,209	$ 22,201

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2012	41

Financial Highlights	BlackRock Pennsylvania Municipal Money Market Portfolio

	Institutional							Service
	Year Ended March 31,			Period October 1, 2008 to March 31, 2009		Year Ended September 30,		Year Ended March 31,			Period October 1, 2008 to March 31, 2009		Year Ended September 30,
	2012	2011	2010			2008	2007	2012	2011	2010			2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Net investment income	0.0000	0.0000	0.0005	0.0047		0.0222	0.0329	0.0000	0.0000	0.0000	0.0033		0.0194	0.0301
Dividends from net investment income	(0.0000)	(0.0000)	(0.0005)	(0.0047)		(0.0222)	(0.0329)	(0.0000)	(0.0000)	(0.0000)	(0.0033)		(0.0194)	(0.0301)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.00%	0.06%	0.48%	[2]	2.24%	3.34%	0.00%	0.00%	0.00%	0.33%	[2]	1.96%	3.06%

Ratios to Average Net Assets
Total expenses	0.74%	0.73%	0.75%	0.75%	[3]	0.58%	0.59%	0.96%	0.90%	0.91%	0.92%	[3]	0.83%	0.84%
Total expenses after fees waived, reimbursed and paid indirectly	0.19%	0.31%	0.39%	0.46%	[3]	0.42%	0.42%	0.21%	0.31%	0.46%	0.74%	[3]	0.70%	0.70%
Net investment income	0.00%	0.00%	0.07%	0.93%	[3]	2.21%	3.29%	0.00%	0.00%	0.00%	0.69%	[3]	1.94%	3.01%

Supplemental Data
Net assets, end of period (000)	$248,836	$287,394	$332,387	$589,724		$535,882	$500,402	$16,333	$30,649	$27,166	$52,127		$52,654	$55,934

	Investor A
	Year Ended March 31,			Period October 1, 2008 to March 31, 2009		Year Ended September 30,
	2012	2011	2010			2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Net investment income	0.0000	0.0000	0.0001	0.0035		0.0194	0.0300
Dividends from net investment income	(0.0000)	(0.0000)	(0.0001)	(0.0035)		(0.0194)	(0.0300)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.00%	0.01%	0.35%	[2]	1.96%	3.05%

Ratios to Average Net Assets
Total expenses	0.85%	0.84%	0.85%	0.86%	[3]	0.83%	0.85%
Total expenses after fees waived, reimbursed and paid indirectly	0.27%	0.31%	0.44%	0.71%	[3]	0.70%	0.71%
Net investment income	0.00%	0.00%	0.01%	0.72%	[3]	1.68%	3.00%

Supplemental Data
Net assets, end of period (000)	$69	$17,434	$22,109	$34,483		$36,708	$33,490

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[2]	Aggregate total investment return.

[3]	Annualized.

See Notes to Financial Statements.

42	BLACKROCK FUNDS	MARCH 31, 2012

Financial Highlights	BlackRock Virginia Municipal Money Market Portfolio

	Institutional
	Year Ended March 31,			Period October 1, 2008 to March 31, 2009		Year Ended September 30,
	2012	2011	2010			2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Net investment income	0.0000	0.0002	0.0011	0.0041		0.0228	0.0336
Dividends from net investment income	(0.0000)	(0.0002)	(0.0011)	(0.0041)		(0.0228)	(0.0336)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.02%	0.12%	0.42%	[2]	2.31%	3.42%

Ratios to Average Net Assets
Total expenses	0.85%	0.81%	0.80%	0.79%	[3]	0.65%	0.67%
Total expenses after fees waived, reimbursed and paid indirectly	0.18%	0.29%	0.32%	0.35%	[3]	0.30%	0.30%
Net investment income	0.00%	0.02%	0.13%	0.92%	[3]	2.30%	3.37%

Supplemental Data
Net assets, end of period (000)	$22,294	$28,370	$42,326	$75,817		$90,845	$81,190

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2012	43

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

BlackRock FundsSM (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Money Market Portfolio (“Money Market”), BlackRock U.S. Treasury Money Market Portfolio (“U.S. Treasury”), BlackRock Municipal Money Market Portfolio (“Municipal”), BlackRock New Jersey Municipal Money Market Portfolio (“New Jersey Municipal”), BlackRock North Carolina Municipal Money Market Portfolio (“North Carolina Municipal”), BlackRock Ohio Municipal Money Market Portfolio (“Ohio Municipal”), BlackRock Pennsylvania Municipal Money Market Portfolio (“Pennsylvania Municipal”) and BlackRock Virginia Municipal Money Market Portfolio (“Virginia Municipal”) (collectively, the “Funds” or individually, a “Fund”) are each a series of the Trust. Each of the Funds, except Money Market, U.S. Treasury and Municipal, is non-diversified. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require the use of management accruals and estimates. Actual results may differ from these estimates. Each Fund may offer Shares of Institutional, Service, Investor A, Investor B and Investor C classes. Prior to March 12, 2012, Money Market and Municipal offered Hilliard Lyons Shares. Effective March 12, 2012, Money Market and Municipal will no longer accept orders to purchase Hilliard Lyons Shares. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Service, Hilliard Lyons, Investor A, Investor B and Investor C Shares bear certain expenses related to the shareholder servicing of such shares and Investor B and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automatically convert to Investor A Shares after approximately eight years. Investor B Shares are only available for purchase through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution and service plan).

The following is a summary of significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion and amortization of any discounts and premiums are recorded until the maturity of the security. Each Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Repurchase Agreements: The Funds may invest in repurchase agreements. In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premium and discount on debt securities, is recognized on the accrual basis. Income and realized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Funds file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s US federal tax returns remains open for the period ended March 31, 2009 and three years ended March 31, 2012. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In May 2011, the Financial Accounting Standards Board (the “FASB”) issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed as well as disclosure of the level in the fair value hierarchy of assets and liabilities not recorded at fair value but where fair value is disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

44	BLACKROCK FUNDS	MARCH 31, 2012

Notes to Financial Statements (continued)

In December 2011, the FASB issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses pro rated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations.

The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, Barclays is not.

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets as follows:

Average Daily Net Assets	Investment Advisory Fee
First $1 billion	0.450%
$1 billion - $2 billion	0.400%
$2 billion - $3 billion	0.375%
Greater than $3 billion	0.350%

The Manager contractually or voluntarily agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, in order to limit expenses. The expense limitations as a percentage of average daily net assets are as follows:

	Money Market		U.S. Treasury	Municipal		New Jersey Municipal
	Contractual[1]	Voluntary[2]	Contractual[1]	Contractual[1]	Voluntary[2]	Contractual[1]
Institutional	0.42%	-	0.41%	0.42%	-	0.39%
Service	0.72%	-	0.71%	0.72%	-	0.69%
Hilliard Lyons	0.91%[3]	0.76%[3]	N/A	0.66%[3]	0.49%[3]	N/A
Investor A	0.89%	-	0.88%	0.89%	-	0.96%
Investor B	1.49%	-	N/A	N/A	N/A	N/A
Investor C	1.49%	-	N/A	N/A	N/A	N/A

	North Carolina Municipal	Ohio Municipal	Pennsylvania Municipal	Virginia Municipal

	Contractual[1]	Contractual[1]	Contractual[1]	Contractual[1]
Institutional	0.30%	0.39%	0.42%	0.30%
Service	0.60%	0.69%	0.72%	0.60%[3]
Hilliard Lyons	N/A	N/A	N/A	N/A
Investor A	0.87%	0.96%	0.99%	0.87%[3]
Investor B	N/A	N/A	N/A	N/A
Investor C	N/A	N/A	N/A	N/A
[1]	The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement until August 1, 2012 unless approved by the Board, including a majority of the Independent Trustees.

[2]	The voluntary waiver or reimbursement may be reduced or discontinued at any time without notice.

[3]	Fund currently active but no assets in share class.

These amounts are included in fees waived by advisor and shown as administration fees waived – class specific, service and distribution fees waived – class specific, transfer agent fees waived – class specific, transfer agent fees reimbursed – class specific and expenses reimbursed by advisor, respectively, in the Statements of Operations.

BLACKROCK FUNDS	MARCH 31, 2012	45

Notes to Financial Statements (continued)

Class specific expense waivers or reimbursements are as follows:

Administration Fees Waived	Share Classes
	Institutional	Service	Hilliard Lyons	Investor A	Investor B	Investor C	Total
Money Market	$172,853	$74,796	$1,603	$80,600	$1,799	$8,589	$340,240
U.S. Treasury	$ 49,132	$28,186	–	$ 9,672	–	–	$ 86,990
Municipal	$ 13,946	$16,551	$ 393	$ 295	–	–	$ 31,185
New Jersey Municipal	$ 11,379	$ 3,411	–	$ 309	–	–	$ 15,099
North Carolina Municipal	$ 11,861	$ 27	–	$ 21	–	–	$ 11,909
Ohio Municipal	$ 23,130	$ 865	–	$ 265	–	–	$ 24,260
Pennsylvania Municipal	$ 77,384	$ 4,779	–	$ 923	–	–	$ 83,086
Virginia Municipal	$ 7,518	$ 47	–	–	–	–	$ 7,565

Service and Distribution Fees Waived	Share Classes
	Service	Hilliard Lyons	Investor A	Investor B	Investor C	Total
Money Market	$747,859	$16,035	$805,610	$71,837	$342,303	$1,983,644
U.S. Treasury	$281,864	–	$ 96,721	–	–	$ 378,585
Municipal	$165,509	$ 3,926	$ 2,949	–	–	$ 172,384
New Jersey Municipal	$ 34,108	–	$ 5,887	–	–	$ 39,995
North Carolina Municipal	$ 268	–	$ 216	–	–	$ 484
Ohio Municipal	$ 8,651	–	$ 2,660	–	–	$ 11,311
Pennsylvania Municipal	$ 47,790	–	$ 9,228	–	–	$ 57,018
Virginia Municipal	$ 468	–	–	–	–	$ 468

Transfer Agent Fees Waived	Share Classes
	Institutional	Service	Investor A	Investor B	Investor C	Total
Money Market	$4,236	$2,726	$25,097	$1,131	$1,543	$34,733
U.S. Treasury	$ 599	$ 807	$ 1,014	–	–	$ 2,420
Municipal	$ 222	$1,635	$ 88	–	–	$ 1,945
New Jersey Municipal	$ 159	$ 44	$ 87	–	–	$ 290
North Carolina Municipal	$ 169	$ 2	$ 23	–	–	$ 194
Ohio Municipal	$ 307	$ 15	$ 52	–	–	$ 374
Pennsylvania Municipal	$1,014	$ 214	$ 147	–	–	$ 1,375
Virginia Municipal	$ 112	$ 2	–	–	–	$ 114

Transfer Agent Fees Reimbursed	Share Classes
	Institutional	Service	Hilliard Lyons	Investor A	Investor B	Investor C	Total
Money Market	$1,243,234	$428,014	$9,917	$274,944	$10,452	$21,285	$1,987,846
U.S. Treasury	$ 272,243	$110,979	–	$ 15,014	–	–	$ 398,236
Municipal	$ 84,592	$105,161	$3,067	$ 728	–	–	$ 193,548
New Jersey Municipal	$ 71,309	$ 13,792	–	$ 292	–	–	$ 85,393
North Carolina Municipal	$ 10,228	$ 137	–	$ 192	–	–	$ 10,557
Ohio Municipal	$ 100,148	$ 5,435	–	$ 220	–	–	$ 105,803
Pennsylvania Municipal	$ 473,874	$ 23,928	–	$ 404	–	–	$ 498,206
Virginia Municipal	$ 18,431	$ 100	–	–	–	–	$ 18,531

The Manager entered into a sub-advisory agreement with BlackRock Institutional Management Corporation (“BIMC”), an affiliate of the Manager. The Manager paid BIMC, for services it provided, a monthly fee that was a percentage of the investment advisory fees paid by each Fund to the Manager. Effective July 1, 2011, the sub-advisory agreement was terminated.

If during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and

(b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Fund of which the share class is a part has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

For the year ended March 31, 2012, the amounts subject to possible

46	BLACKROCK FUNDS	MARCH 31, 2012

Notes to Financial Statements (continued)

future recoupment under the expense limitation agreement are as follows:

	Expiring March 31,
	2013	2014
Money Market	$2,583,912	$2,959,175
U.S. Treasury	$1,006,346	$ 891,177
Municipal	$406,249	$ 360,593
New Jersey Municipal	$292,049	$ 254,493
North Carolina Municipal	$238,972	$ 216,724
Ohio Municipal	$388,973	$ 337,139
Pennsylvania Municipal	$982,155	$1,023,853
Virginia Municipal	$168,692	$ 167,604

The following waivers previously recorded by the Funds, which were subject to recoupment by the Manager, expired on March 31, 2012:

Money Market	$2,727,670
U.S. Treasury	$1,086,807
Municipal	$633,840
New Jersey Municipal	$404,267
North Carolina Municipal	$308,045
Ohio Municipal	$654,056
Pennsylvania Municipal	$1,433,988
Virginia Municipal	$290,714

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended March 31, 2012, the Funds paid the following to affiliates in return for these services, which are included in transfer agent - class specific in the Statements of Operations:

Money Market	$1,731,581
U.S. Treasury	$ 371,473
Municipal	$ 168,696
New Jersey Municipal	$ 83,082
North Carolina Municipal	$ 6,725
Ohio Municipal	$ 103,563
Pennsylvania Municipal	$ 492,172
Virginia Municipal	$ 11,263

BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”) and the Manager act as co-administrators for the Fund. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The combined administration fee is paid at the following annual rates:

Average Daily Net Assets	Administration Fee
First $500 million	0.075%
$500 million - $1 billion	0.065%
Greater than $1 billion	0.055%

In addition, each of the share classes is charged an administration fee based on the following percentages of average daily net assets of each respective class:

Average Daily Net Assets	Administration Fee – Class Specific
First $500 million	0.025%
$500 million - $1 billion	0.015%
Greater than $1 billion	0.005%

In addition, BNYMIS and the Manager may have, at their discretion, voluntarily waived all or any portion of their administration fees for a Fund or a share class which are included in administration fees waived and administration fees waived - class specific in the Statement of Operations.

For the year ended March 31, 2012, the Funds paid the following to the Manager in return for these services, which are included in administration, administration – class specific, administration fees waived and administration fees waived – class specific in the Statements of Operations:

Administration Fees
Money Market	$844,449
U.S. Treasury	$105,860
Municipal	$ 63,733
New Jersey Municipal	$ 24,114
Ohio Municipal	$ 43,186
Pennsylvania Municipal	$212,363

For the year ended, March 31, 2012, the following table shows the administration fees – class specific borne directly by each class of each Fund:

Administration Fees – Class Specific		Share Classes
	Institutional	Service	Hilliard Lyons	Investor A	Investor B	Investor C	Total
Money Market	$172,853	$74,796	$1,603	$80,600	$1,799	$8,589	$340,240
U.S. Treasury	$49,132	$28,186	–	$9,672	–	–	$86,990
Municipal	$13,946	$16,551	$393	$295	–	–	$31,185
New Jersey Municipal	$11,379	$3,411	–	$589	–	–	$15,379
North Carolina Municipal	$11,861	$27	–	$21	–	–	$11,909
Ohio Municipal	$23,130	$865	–	$265	–	–	$24,260
Pennsylvania Municipal	$77,384	$4,779	–	$923	–	–	$83,086
Virginia Municipal	$7,518	$47	–	–	–	–	$7,565

The Trust, on behalf of the Funds, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940

Act, the Funds pay BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average

BLACKROCK FUNDS	MARCH 31, 2012	47

Notes to Financial Statements (continued)

daily net assets of the shares of each Fund as follows:

	Service Fee	Distribution Fee
Service.	0.25%	–
Hilliard Lyons	0.25%	–
Investor A	0.25%	–
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Service, Hilliard Lyons, Investor A, Investor B and Investor C shareholders.

For the year ended March 31, 2012, the following table shows the class specific service and distribution fees borne directly by each class of each Fund:

Service and Distribution Fees	Share Classes
	Service	Hilliard Lyons	Investor A	Investor B	Investor C	Total
Money Market	$747,859	$16,035	$805,610	$71,837	$342,303	$1,983,644
U.S. Treasury.	$281,864	–	$ 96,721	–	–	$ 378,585
Municipal	$165,509	$ 3,926	$ 2,949	–	–	$ 172,384
New Jersey Municipal	$ 34,108	–	$ 5,887	–	–	$ 39,995
North Carolina Municipal	$ 268	–	$ 216	–	–	$ 484
Ohio Municipal	$ 8,651	–	$ 2,660	–	–	$ 11,311
Pennsylvania Municipal	$ 47,790	–	$ 9,228	–	–	$ 57,018
Virginia Municipal	$ 468	–	–	–	–	$ 468

For the year ended March 31, 2012, affiliates received the following contingent deferred sales charges relating to transactions in Investor A, Investor B and Investor C Shares:

	Investor A	Investor B	Investor C
Money Market	$17,997	$32,572	$25,378
U.S. Treasury	$ 2,394	–	–

The Manager and BRIL voluntarily agreed to waive management and service fees and reimburse operating expenses to enable the Funds to maintain a minimum daily net investment income dividend. These amounts are reported in the Statements of Operations as fees waived by advisor, service and distribution fees waived – class specific and transfer agent fees reimbursed – class specific. The Manager and BRIL may discontinue the waiver or reimbursement at any time.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds,

such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the year ended March 31, 2012, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent – class specific in the Statements of Operations.

Call Center	Share Classes
	Institutional	Service	Investor A	Investor B	Investor C	Total
Money Market	$4,236	$2,726	$25,097	$1,131	$1,543	$34,733
U.S. Treasury	$ 600	$ 807	$ 1,014	–	–	$ 2,421
Municipal	$ 222	$1,872	$ 88	–	–	$ 2,182
New Jersey
Municipal	$ 160	$ 138	$ 101	–	–	$ 399
North Carolina
Municipal	$ 169	$ 5	$ 23	–	–	$ 197
Ohio Municipal	$ 306	$ 31	$ 52	–	–	$ 389
Pennsylvania
Municipal	$1,015	$ 214	$ 147	–	–	$ 1,376
Virginia
Municipal	$ 112	$ 4	–	–	–	$ 116

For the year ended March 31, 2012, the following table shows the class specific transfer agent fees borne directly by each class of each Fund:

Transfer Agent Fees	Share Classes
	Institutional	Service	Hilliard Lyons	Investor A	Investor B	Investor C	Total
Money Market	$1,247,481	$430,746	$9,917	$300,392	$11,602	$22,851	$2,022,989
U.S. Treasury	$ 272,844	$111,787	–	$ 16,035	–	–	$ 400,666
Municipal	$ 84,818	$107,046	$3,067	$ 816	–	–	$ 195,747
New Jersey Municipal	$ 71,472	$ 14,669	–	$ 437	–	–	$ 86,578
North Carolina Municipal	$ 10,397	$ 175	$ 1	$ 215	–	–	$ 10,788
Ohio Municipal	$ 100,455	$ 5,466	$ 1	$ 272	–	–	$ 106,194
Pennsylvania Municipal	$ 474,889	$ 24,142	–	$ 553	–	–	$ 499,584
Virginia Municipal	$ 18,543	$ 104	–	–	–	–	$ 18,647

48	BLACKROCK FUNDS	MARCH 31, 2012

Notes to Financial Statements (continued)

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for compensation paid to the Trust’s Chief Compliance Officer.

3. Income Tax Information:

Reclassifications: US GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The following permanent difference as of March 31, 2012 attributable to the reclassification of distributions was reclassified to the following accounts:

	Paid in-Capital	Accumulated Net Realized Gain (Loss)
New Jersey Municipal	$(30)	$30

The tax character of distributions paid during the fiscal years ended March 31, 2012 and March 31, 2011 was as follows:

	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gain*	Total
Money Market
3/31/12	–	$ 6,397	–	$ 6,397
3/31/11	–	$34,893	–	$34,893
U.S. Treasury
3/31/12	–	$ 3,087	–	$ 3,087
3/31/11	–	$ 4,997	–	$ 4,997
Municipal
3/31/12	$ 8,059	–	–	$ 8,059
3/31/11	$12,954	–	–	$12,954
New Jersey Municipal
3/31/12	$ 2,360	$ 177	$2,013	$ 4,550
3/31/11	$14,321	$ 2,768	$4,568	$21,657

	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gain*	Total
North Carolina Municipal
3/31/12	$ 17	–	–	$ 17
3/31/11	$ 8,353	–	–	$ 8,353
Ohio Municipal
3/31/12	$ 35	–	–	$ 35
3/31/11	$36,736	$4,699	–	$41,435
Pennsylvania Municipal
3/31/12	$ 199	$4,823	–	$ 5,022
3/31/11	$ 124	–	–	$ 124
Virginia Municipal
3/31/12	$ 30	–	–	$ 30
3/31/11	$ 5,086	$1,431	–	$ 6,517

*	Distribution amounts may include a portion of the proceeds from redeemed shares.

As of March 31, 2012, the tax components of accumulated net earnings (losses) were as follows:

	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Capital Loss Carryforward	Total Accumulated Earnings (Losses)
Money Market	–	$17,416	–	$ 17,416
U.S. Treasury	–	$ 871	–	$ 871
Municipal	$41	–	$ (6,446)	$ (6,405)
North Carolina Municipal	–	–	$(22,871)	$(22,871)
Pennsylvania Municipal	$56	–	–	$ 56

As of March 31, 2012, there were no significant differences between book and tax components of net assets for New Jersey Municipal, Ohio Municipal and Virginia Municipal.

As of March 31, 2012, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

	Expires March 31,
	2015	2017	Total
Municipal	$2,336	$ 4,110	$ 6,446
North Carolina Municipal	$6,955	$15,916	$22,871

4. Concentration, Market and Credit Risk:

New Jersey Municipal, North Carolina Municipal, Ohio Municipal, Pennsylvania Municipal and Virginia Municipal invest a substantial amount of their assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value as recorded in the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

BLACKROCK FUNDS	MARCH 31, 2012	49

Notes to Financial Statements (continued)

5. Capital Shares Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

Transactions in capital shares for each class were as follows:

	Year Ended March 31,
Money Market	2012	2011
Institutional
Shares sold	1,079,423,505	1,667,483,443
Shares issued in reinvestment of dividends and distributions	2,311	4,691
Shares redeemed	(1,074,117,874)	(1,315,948,880)
Net increase	5,307,942	351,539,254

Service
Shares sold	916,280,675	849,608,850
Shares issued in reinvestment of dividends and distributions	21	424
Shares redeemed	(975,466,593)	(823,351,070)
Net increase (decrease)	(59,185,897)	26,258,204

Hilliard Lyons
Shares sold	8,984,301	66,478,876
Shares issued in reinvestment of dividends and distributions	2	311
Shares redeemed	(39,629,650)	(160,064,152)
Net decrease	(30,645,347)	(93,584,965)

Investor A
Shares sold	241,894,678	176,297,400
Shares issued in reinvestment of dividends and distributions	1,334	2,695
Shares redeemed	(257,505,669)	(220,188,140)
Net decrease	(15,609,657)	(43,888,045)

Investor B
Shares sold	4,999,150	4,674,581
Shares issued in reinvestment of dividends and distributions	29	62
Shares redeemed	(5,898,869)	(8,995,530)
Net decrease	(899,690)	(4,320,887)

	Year Ended March 31,
Money Market (concluded)	2012	2011
Investor C
Shares sold	60,177,042	38,909,941
Shares issued in reinvestment of dividends and distributions	166	152
Shares redeemed	(54,674,890)	(34,243,242)
Net increase	5,502,318	4,666,851

Total net increase (decrease)	(95,530,331)	240,670,412

U.S. Treasury
Institutional
Shares sold	765,842,108	691,582,928
Shares issued in reinvestment of dividends and distributions	398	56
Shares redeemed	(710,089,481)	(746,304,737)
Net increase (decrease)	55,753,025	(54,721,753)

Service
Shares sold	547,678,864	462,979,288
Shares issued in reinvestment of dividends and distributions	6	290
Shares redeemed	(567,515,620)	(493,780,104)
Net decrease	(19,836,750)	(30,800,526)

Investor A
Shares sold	29,755,446	84,075,053
Shares issued in reinvestment of dividends and distributions	221	1,254
Shares redeemed	(114,192,100)	(71,863,641)
Net increase (decrease)	(84,436,433)	12,212,666

Total net decrease	(48,520,158)	(73,309,613)

Municipal
Institutional
Shares sold	125,999,629	136,982,794
Shares issued in reinvestment of dividends and distributions	166	541
Shares redeemed	(110,258,097)	(141,139,771)
Net increase (decrease)	15,741,698	(4,156,436)

Service
Shares sold	207,336,980	91,106,079
Shares issued in reinvestment of dividends and distributions	3	4
Shares redeemed	(185,367,359)	(106,173,519)
Net increase (decrease)	21,969,624	(15,067,436)

50	BLACKROCK FUNDS	MARCH 31, 2012

Notes to Financial Statements (continued)

	Year Ended March 31,
Municipal (concluded)	2012	2011
Hilliard Lyons
Shares sold	2,315,734	42,729,399
Shares issued in reinvestment of dividends and distributions	2	85
Shares redeemed	(10,745,849)	(125,144,981)
Net decrease	(8,430,113)	(82,415,497)

Investor A
Shares sold	1,096,967	4,962,590
Shares issued in reinvestment of dividends and distributions	46	63
Shares redeemed	(2,993,108)	(5,794,702)
Net decrease	(1,896,095)	(832,049)

Total net increase (decrease)	27,385,114	(102,471,418)

New Jersey Municipal
Institutional
Shares sold	66,677,879	108,092,717
Shares issued in reinvestment of dividends and distributions	1	2
Shares redeemed	(71,467,770)	(120,848,602)
Net decrease	(4,789,890)	(12,755,883)

Service
Shares sold	4,482,619	3,317,503
Shares issued in reinvestment of dividends and distributions	164	84
Shares redeemed	(7,525,634)	(6,773,605)
Net decrease	(3,042,851)	(3,456,018)

Investor A
Shares sold	2,002,085	13,124,537
Shares issued in reinvestment of dividends and distributions	215	943
Shares redeemed	(13,193,610)	(16,825,554)
Net decrease	(11,191,310)	(3,700,074)

Total net decrease	(19,024,051)	(19,911,975)

North Carolina Municipal
Institutional
Shares sold	168,544,650	207,462,819
Shares issued in reinvestment of dividends and distributions	2	5,135
Shares redeemed	(171,006,899)	(235,098,061)
Net decrease	(2,462,247)	(27,630,107)

Service
Shares sold	521,320	987,931
Shares redeemed	(594,234)	(1,014,436)
Net decrease	(72,914)	(26,505)

North Carolina Municipal (concluded)	Year Ended March 31,
	2012	2011
Investor A
Shares sold	12,300	800
Shares redeemed	(24,708)	(16,633)
Net decrease	(12,408)	(15,833)

Total net decrease	(2,547,569)	(27,672,445)

Ohio Municipal
Institutional
Shares sold	663,166,536	573,606,035
Shares issued in reinvestment of dividends and distributions	–	38
Shares redeemed	(692,620,744)	(634,774,648)
Net decrease	(29,454,208)	(61,168,575)

Service
Shares sold	7,989,886	12,042,892
Shares issued in reinvestment of dividends and distributions	–	1
Shares redeemed	(7,523,976)	(12,478,078)
Net increase (decrease)	465,910	(435,185)

Investor A
Shares sold	648,664	13,323,778
Shares issued in reinvestment of dividends and distributions	1	1,135
Shares redeemed	(6,032,787)	(21,254,560)
Net decrease	(5,384,122)	(7,929,647)

Total net decrease	(34,372,420)	(69,533,407)

Pennsylvania Municipal
Institutional
Shares sold	578,902,084	404,989,074
Shares issued in reinvestment of dividends and distributions	9	–
Shares redeemed	(617,458,417)	(449,981,983)
Net decrease	(38,556,324)	(44,992,909)

Service
Shares sold	33,885,135	54,032,115
Shares issued in reinvestment of dividends and distributions	2	7
Shares redeemed	(48,207,797)	(50,548,249)
Net increase (decrease)	(14,322,660)	3,483,873

Investor A
Shares sold	5,015,659	26,062,815
Shares issued in reinvestment of dividends and distributions	2	7
Shares redeemed	(22,376,086)	(30,738,033)
Net decrease	(17,360,425)	(4,675,211)

Total net decrease	(70,239,409)	(46,184,247)

BLACKROCK FUNDS	MARCH 31, 2012	51

Notes to Financial Statements (concluded)

	Year Ended March 31,
Virginia Municipal	2012	2011
Institutional
Shares sold	80,269,511	93,056,829
Shares issued in reinvestment of dividends and distributions	–	374
Shares redeemed	(86,345,489)	(107,013,577)
Net decrease	(6,075,978)	(13,956,374)

Service
Shares sold	987,371	2,692,863
Shares redeemed	(988,179)	(2,725,095)
Net decrease	(808)	(32,232)

Total net decrease	(6,076,786)	(13,988,606)

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

52	BLACKROCK FUNDS	MARCH 31, 2012

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of BlackRock Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the BlackRock Money Market Portfolio, BlackRock U.S. Treasury Money Market Portfolio, BlackRock Municipal Money Market Portfolio, BlackRock New Jersey Municipal Money Market Portfolio, BlackRock North Carolina Municipal Money Market Portfolio, BlackRock Ohio Municipal Money Market Portfolio, BlackRock Pennsylvania Municipal Money Market Portfolio, and BlackRock Virginia Municipal Money Market Portfolio [each a series of BlackRock Funds (the “Fund”), (collectively, the “Portfolios”)], as of March 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolios are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock Money Market Portfolio, BlackRock U.S. Treasury Money Market Portfolio, BlackRock Municipal Money Market Portfolio, BlackRock New Jersey Municipal Money Market Portfolio, BlackRock North Carolina Municipal Money Market Portfolio, BlackRock Ohio Municipal Money Market Portfolio, BlackRock Pennsylvania Municipal Money Market Portfolio, and BlackRock Virginia Municipal Money Market Portfolio of the BlackRock Funds as of March 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Philadelphia, Pennsylvania

May 24, 2012

Important Tax Information (Unaudited)

All of the net investment income distributions paid by Municipal, New Jersey Municipal, North Carolina Municipal, Ohio Municipal, Pennsylvania Municipal, and Virginia Municipal during the taxable year ended March 31, 2012 qualify as tax-exempt interest dividends for Federal income tax purposes.

The following information is provided with respect to the ordinary income distributions paid by Money Market and U.S. Treasury Money Market for the fiscal year ended March 31, 2012:

Interest Related Dividends and Qualified Short-Term Gains for Non-U.S. Residents[1]
Month Paid:	April 2011 - December 2011	January 2012 - March 2012
Money Market	77.19%	100.00%
U.S. Treasury	100.00%	100.00%

Federal Obligation Interest[2]
U.S. Treasury	2.07%

Additionally, the New Jersey Municipal and the Pennsylvania Municipal distributed capital gains per share to shareholders of record on December 6, 2011 as follows:

	Qualified Short-Term Capital Gain for Non-U.S. Residents[1]	Long-Term Capital Gain
New Jersey Municipal	$0.000003	$0.000034
Pennsylvania Municipal	$0.000014	–

[1]	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.
[2]

The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

BLACKROCK FUNDS	MARCH 31, 2012	53

Officers and Trustees

Name, Address, and Year of Birth	Position(s) Held with Trust	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past 5 Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[1]
Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chair of the Board and Trustee	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	33 RICs consisting of 103 Portfolios	None
Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chair of the Board and Trustee	Since 2007

President, Fairmount Capital Advisors, Inc. since 1987; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006; Director, Fox Chase Cancer Center from 2004 to 2011.

				33 RICs consisting of 103 Portfolios	None
David O. Beim 55 East 52nd Street New York, NY 10055 1940	Trustee	Since 2007

Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.

				33 RICs consisting of 103 Portfolios	None
Dr. Matina S. Horner 55 East 52nd Street New York, NY 10055 1939	Trustee	Since 2004	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 103 Portfolios	NSTAR (electric and gas utility)
Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Trustee	Since 2007

Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President Emeritus, Hudson Institute (policy research organization) since 2011, President thereof from 1997 to 2011 and Trustee since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005; Director, Cybersettle (dispute resolution technology) since 2009.

				33 RICs consisting of 103 Portfolios	AIMS Worldwide, Inc. (marketing)
Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Trustee	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital since 2005; Director, Harvard Business School Publishing from 2005 to 2010.	33 RICs consisting of 103 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2007

Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.

				33 RICs consisting of 103 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)
Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Trustee	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	33 RICs consisting of 103 Portfolios	None
Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Trustee	Since 2005

President, Founders Investments Ltd. (private investments) since 1999; Director, Forward Management, LLC since 2007; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, A.P. Pharma, Inc. (specialty pharmaceuticals) from 1983 to 2011; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.

				33 RICs consisting of 103 Portfolios	None

54	BLACKROCK FUNDS	MARCH 31, 2012

Officers and Trustees (continued)

Name, Address, and Year of Birth	Position(s) Held with Trust	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past 5 Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[1] (concluded)
Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Trustee	Since 2007	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Chairman Elect of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	33 RICs consisting of 103 Portfolios	None
Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Trustee	Since 2007	Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.	33 RICs consisting of 103 Portfolios	None

[1]  Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Trustees who turn 72 prior to December 31, 2013.

[2]  Date shown is the earliest date a person has served for the Trust covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain Trustees as joining the Trust’s board in 2007, each Trustee first became a member of the board of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt Jr., 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Interested Trustees[3]
Paul L. Audet 55 East 52nd Street New York, NY 10055 1953	Trustee	Since 2007	Senior Managing Director of BlackRock and Head of U.S. Mutual Funds since 2011; Chair of the U.S. Mutual Funds Committee reporting to the Global Executive Committee since 2011; Head of BlackRock’s Real Estate business from 2008 to 2011; Member of BlackRock’s Global Operating and Corporate Risk Management Committees and of the BlackRock Alternative Investors Executive Committee and Investment Committee for the Private Equity Fund of Funds business since 2008; Head of BlackRock’s Global Cash Management business from 2005 to 2010; Acting Chief Financial Officer of BlackRock from 2007 to 2008; Chief Financial Officer of BlackRock from 1998 to 2005	157 RICs consisting of 280 Portfolios	None
Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2007	Consultant, BlackRock from 2007 to 2008; Managing Director, BlackRock from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	157 RICs consisting of 280 Portfolios	None

[3]  Mr. Audet is an “interested person,” as defined in the 1940 Act, of the Trust based on his positions with BlackRock and its affiliates. Mr. Gabbay is an “interested person” of the Trust based on his former positions with BlackRock and its affiliates as well as his ownership of BlackRock and The PNC Financial Services Group, Inc. securities. Mr. Audet and Mr. Gabbay are also Directors of the BlackRock registered closed-end funds and Directors of other BlackRock registered open-end funds. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Trustees who turn 72 prior to December 31, 2013.

BLACKROCK FUNDS	MARCH 31, 2012	55

Officers and Trustees (continued)

Name, Address, and Year of Birth	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers[1]
John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	President and Chief Executive Officer	Since 2010	Managing Director of BlackRock since 2009; Global Head of BlackRock Fund Administration since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.
Richard Hoerner, CFA 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009	Managing Director of BlackRock since 2000; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2002; Member of the Cash Management Group Executive Committee since 2005.
Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009	Managing Director of BlackRock since 2010; Director of BlackRock from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009; and Co-head thereof from 2007 to 2009; Vice President of BlackRock from 2005 to 2008.
Simon Mendelson 55 East 52nd Street New York, NY 10055 1964	Vice President	Since 2009	Managing Director of BlackRock since 2005; Co-head of the Global Cash and Securities Lending Group since 2010; Chief Operating Officer and Head of the Global Client Group for BlackRock’s Global Cash Management Business from 2007 to 2010; Head of BlackRock’s Strategy and Development Group from 2005 to 2007; Partner of McKinsey & Co. from 1997 to 2005.
Christopher Stavrakos, CFA 55 East 52nd Street New York, NY 10055 1959	Vice President	Since 2009	Managing Director of BlackRock since 2006; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2006; Senior Vice President, CIO, and Director of Liability Management for the Securities Lending Group at Mellon Bank from 1999 to 2006.
Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007	Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006
Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock since 2005.
Ira P. Shapiro 55 East 52nd Street New York, NY 10055 1963	Secretary	Since 2010	Managing Director of BlackRock since 2009; Managing Director and Associate General Counsel of Barclays Global Investors from 2008 to 2009 and Principal thereof from 2004 to 2008.
[1] Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Officers and Trustees is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling 1-800-441-7762.

Effective September 22, 2011, Richard S. Davis resigned as Trustee of the Trust and Paul L. Audet became Trustee of the Trust.

56	BLACKROCK FUNDS	MARCH 31, 2012

Officers and Trustees (concluded)

Investment Advisor and Co-Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent, Co-Administrator and Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Distributor BlackRock Investments, LLC New York, NY 10022	Independent Registered Public Accounting Firm Deloitte & Touche LLP Philadelphia, PA 19103
Custodian The Bank of New York Mellon New York, NY 10286	Legal Counsel Sidley Austin LLP New York, NY 10019	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

BLACKROCK FUNDS	MARCH 31, 2012	57

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/ edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission’s (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http:// www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plan

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

58	BLACKROCK FUNDS	MARCH 31, 2012

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK FUNDS	MARCH 31, 2012	59

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund	BlackRock Global Dynamic Equity Fund	BlackRock Mid-Cap Value Equity Portfolio
BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid Cap Value Opportunities Fund
BlackRock Balanced Capital Fund†	BlackRock Global SmallCap Fund	BlackRock Natural Resources Trust
BlackRock Basic Value Fund	BlackRock Health Sciences Opportunities Portfolio	BlackRock Pacific Fund
BlackRock Capital Appreciation Fund	BlackRock Index Equity Portfolio	BlackRock Russell 1000 Index Fund
BlackRock China Fund	BlackRock India Fund	BlackRock Science & Technology Opportunities Portfolio
BlackRock Commodity Strategies Fund	BlackRock International Fund
BlackRock Emerging Markets Fund	BlackRock International Index Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock Emerging Markets Long/Short Equity Fund	BlackRock International Opportunities Portfolio	BlackRock Small Cap Growth Fund II
	BlackRock Large Cap Core Fund	BlackRock Small Cap Index Fund
BlackRock Energy & Resources Portfolio	BlackRock Large Cap Core Plus Fund	BlackRock S&P 500 Index Fund
BlackRock Equity Dividend Fund	BlackRock Large Cap Growth Fund	BlackRock S&P 500 Stock Fund
BlackRock EuroFund	BlackRock Large Cap Value Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Focus Growth Fund	BlackRock Latin America Fund	BlackRock Value Opportunities Fund
BlackRock Global Allocation Fund	BlackRock Managed Volatility Portfolio†	BlackRock World Gold Fund
BlackRock Global Dividend Income Portfolio†	BlackRock Mid-Cap Growth Equity Portfolio

Fixed Income Funds

BlackRock Bond Index Fund	BlackRock High Yield Bond Portfolio	BlackRock Strategic Income Opportunities Portfolio
BlackRock Core Bond Portfolio	BlackRock Inflation Protected Bond Portfolio
BlackRock CoreAlpha Bond Fund	BlackRock International Bond Portfolio	BlackRock Total Return Fund
BlackRock Emerging Market Debt Portfolio	BlackRock Long Duration Bond Portfolio	BlackRock US Government Bond Portfolio
BlackRock Floating Rate Income Portfolio	BlackRock Low Duration Bond Portfolio	BlackRock US Mortgage Portfolio
BlackRock Global Long/Short Credit Fund	BlackRock Multi-Asset Income Portfolio†	BlackRock World Income Fund
BlackRock GNMA Portfolio	BlackRock Multi-Sector Bond Portfolio

Municipal Bond Funds

BlackRock California Municipal Bond Fund	BlackRock National Municipal Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Short-Term Municipal Fund
BlackRock Intermediate Municipal Fund	BlackRock New York Municipal Bond Fund

Target Risk & Target Date Funds†

BlackRock Prepared Portfolios	BlackRock Lifecycle	Prepared Portfolios	LifePath Portfolios		LifePath Index Portfolios
Conservative Prepared Portfolio	2015	2035	Retirement	2040	Retirement	2040
Moderate Prepared Portfolio	2020	2040	2020	2045	2020	2045
Growth Prepared Portfolio	2025	2045	2025	2050	2025	2050
Aggressive Growth Prepared Portfolio	2030	2050	2030	2055	2030	2055
			2035		2035

    †  Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

60	BLACKROCK FUNDS	MARCH 31, 2012

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This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 441-7762. The Funds’ current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

Item 2	–	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3	–	Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent: Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4	–	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Money Market Portfolio	$18,500	$18,400	$0	$0	$9,100	$9,100	$0	$0
BlackRock Municipal Money Market Portfolio	$20,900	$20,800	$0	$0	$10,100	$10,100	$0	$0
BlackRock New Jersey Municipal Money Market Portfolio	$18,500	$18,400	$0	$0	$10,100	$10,100	$0	$0
BlackRock North Carolina Municipal Money Market Portfolio	$18,500	$18,400	$0	$0	$10,100	$10,100	$0	$0
BlackRock Ohio Municipal Money Market Portfolio	$18,500	$18,400	$0	$0	$10,100	$10,100	$0	$0
BlackRock Pennsylvania Municipal Money Market Portfolio	$20,900	$20,800	$0	$0	$10,100	$10,100	$0	$0
BlackRock U.S. Treasury Money Market Portfolio	$16,100	$16,000	$0	$0	$9,100	$9,100	$0	$0
BlackRock Virginia Municipal Money Market Portfolio	$16,100	$16,000	$0	$0	$10,100	$10,100	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$3,030,000	$2,950,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Money Market Portfolio	$9,100	$9,100
BlackRock Municipal Money Market Portfolio	$10,100	$10,100
BlackRock New Jersey Municipal Money Market Portfolio	$10,100	$10,100
BlackRock North Carolina Municipal Money Market Portfolio	$10,100	$10,100
BlackRock Ohio Municipal Money Market Portfolio	$10,100	$10,100
BlackRock Pennsylvania Municipal Money Market Portfolio	$10,100	$10,100
BlackRock U.S. Treasury Money Market Portfolio	$9,100	$9,100
BlackRock Virginia Municipal Money Market Portfolio	$10,100	$10,100

Additionally, SSAE 16 Review (Formerly, SAS No. 70) fees for the current and previous fiscal years of $3,030,000 and $2,950,000, respectively, were billed by D&T to the Investment Adviser.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser, and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5	–	Audit Committee of Listed Registrants – Not Applicable

Item 6	–	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10	–	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11	–	Controls and Procedures

11(a) –		The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-

3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – See Item 2

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) –   Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: June 4, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: June 4, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: June 4, 2012